UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	12/31/2015

Item 1. Schedule of Investments

Prudential Balanced Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 59.6%
Aerospace & Defense — 1.6%
AAR Corp.	2,100	$55,209
Airbus Group NV (France)	963	64,894
BAE Systems PLC (United Kingdom)	5,158	37,976
BWX Technologies, Inc.	24,500	778,365
Cobham PLC (United Kingdom)	1,771	7,396
Engility Holdings, Inc.	2,400	77,952
Finmeccanica SpA (Italy)*	660	9,177
General Dynamics Corp.	11,900	1,634,584
HEICO Corp.	1,575	85,617
Huntington Ingalls Industries, Inc.	9,500	1,205,075
Lockheed Martin Corp.	7,800	1,693,770
Meggitt PLC (United Kingdom)	1,247	6,885
Rolls-Royce Holdings PLC (Class C Shares) (United Kingdom)*	261,228	385
Rolls-Royce Holdings PLC (United Kingdom)	2,998	25,395
Safran SA (France)	515	35,382
Singapore Technologies Engineering Ltd. (Singapore)	2,400	5,073
Thales SA (France)	171	12,799
United Technologies Corp.	13,100	1,258,517
Vectrus, Inc.*	600	12,534
Zodiac Aerospace (France)	310	7,381

		7,014,366

Air Freight & Logistics — 0.3%
Bollore SA (France)	1,391	6,482
Deutsche Post AG (Germany)	1,580	44,173
FedEx Corp.	7,700	1,147,223
Royal Mail PLC (United Kingdom)	1,415	9,268
TNT Express NV (Netherlands)	758	6,412
Yamato Holdings Co. Ltd. (Japan)	600	12,713

		1,226,271

Airlines — 0.7%
Allegiant Travel Co.	750	125,873
ANA Holdings, Inc. (Japan)	2,300	6,636
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	3,441
Delta Air Lines, Inc.	24,500	1,241,905
Deutsche Lufthansa AG (Germany)*	366	5,765
easyJet PLC (United Kingdom)	246	6,309
Hawaiian Holdings, Inc.*	600	21,198
International Consolidated Airlines Group SA (United Kingdom)	1,259	11,285
Japan Airlines Co. Ltd. (Japan)	100	3,579
Qantas Airways Ltd. (Australia)*	795	2,356
Singapore Airlines Ltd. (Singapore)	1,000	7,880
Southwest Airlines Co.	39,900	1,718,094

		3,154,321

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	350	15,063
Bridgestone Corp. (Japan)	1,100	37,732
Cie Generale des Etablissements Michelin (France)	304	28,936
Continental AG (Germany)	179	43,302
Cooper Tire & Rubber Co.	3,300	124,905
Cooper-Standard Holding, Inc.*	400	31,036
Dana Holding Corp.	5,100	70,380
Denso Corp. (Japan)	750	35,839
GKN PLC (United Kingdom)	2,794	12,679
Koito Manufacturing Co. Ltd. (Japan)	200	8,201
Metaldyne Performance Group, Inc.	1,100	20,174
Modine Manufacturing Co.*	800	7,240

NGK Spark Plug Co. Ltd. (Japan)	300	7,898
NHK Spring Co. Ltd. (Japan)	300	3,008
NOK Corp. (Japan)	200	4,672
Nokian Renkaat OYJ (Finland)	207	7,390
Stanley Electric Co. Ltd. (Japan)	300	6,581
Sumitomo Electric Industries Ltd. (Japan)	1,300	18,357
Sumitomo Rubber Industries Ltd. (Japan)	300	3,901
Superior Industries International, Inc.	500	9,210
Tenneco, Inc.*	2,200	101,002
Tower International, Inc.	800	22,856
Toyoda Gosei Co. Ltd. (Japan)	100	2,272
Toyota Industries Corp. (Japan)	300	16,042
Valeo SA (France)	130	20,043
Yokohama Rubber Co. Ltd. (The) (Japan)	200	3,072

		661,791

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	540	56,890
Daihatsu Motor Co. Ltd. (Japan)	400	5,396
Daimler AG (Germany)	1,570	131,181
Fiat Chrysler Automobiles NV (United Kingdom)*	1,525	21,179
Ford Motor Co.	68,700	967,983
Fuji Heavy Industries Ltd. (Japan)	1,000	41,196
Honda Motor Co. Ltd. (Japan)	2,700	86,296
Isuzu Motors Ltd. (Japan)	1,050	11,311
Mazda Motor Corp. (Japan)	960	19,809
Mitsubishi Motors Corp. (Japan)	1,170	9,899
Nissan Motor Co. Ltd. (Japan)	4,100	42,930
Peugeot SA (France)*	722	12,656
Renault SA (France)	313	31,330
Suzuki Motor Corp. (Japan)	600	18,230
Toyota Motor Corp. (Japan)	4,500	277,106
Volkswagen AG (Germany)	54	8,298
Yamaha Motor Co. Ltd. (Japan)	500	11,208

		1,752,898

Banks — 3.8%
Aozora Bank Ltd. (Japan)	2,100	7,329
Australia & New Zealand Banking Group Ltd. (Australia)	4,688	94,603
Banc of California, Inc.	3,100	45,322
Banca Monte dei Paschi di Siena SpA (Italy)*	4,302	5,695
BancFirst Corp.	600	35,172
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,391	75,925
Banco Comercial Portugues SA (Portugal)*	56,314	2,984
Banco de Sabadell SA (Spain)	8,247	14,616
Banco Espirito Santo SA (Portugal)*(c)	4,022	—
Banco Popolare SC (Italy)*	563	7,758
Banco Popular Espanol SA (Spain)	2,701	8,900
Banco Santander SA (Spain)	23,567	115,935
Bank Hapoalim BM (Israel)	1,878	9,694
Bank Leumi Le-Israel BM (Israel)*	2,283	7,916
Bank of America Corp.	190,000	3,197,700
Bank of East Asia Ltd. (The) (Hong Kong)	2,000	7,419
Bank of Ireland (Ireland)*	44,848	16,421
Bank of Kyoto Ltd. (The) (Japan)	600	5,564
Bank of Queensland Ltd. (Australia)	623	6,285
Bank of Yokohama Ltd. (The) (Japan)	1,900	11,646
Bankia SA (Spain)	7,167	8,340
Bankinter SA (Spain)	1,043	7,396
Barclays PLC (United Kingdom)	27,354	88,047
BBCN Bancorp, Inc.	6,800	117,096
Bendigo & Adelaide Bank Ltd. (Australia)	759	6,565

Berkshire Hills Bancorp, Inc.	3,200	93,152
BNP Paribas SA (France)	1,727	97,710
BOC Hong Kong Holdings Ltd. (Hong Kong)	6,000	18,258
Bryn Mawr Bank Corp.	400	11,488
CaixaBank SA (Spain)	4,276	14,883
Camden National Corp.	600	26,454
Central Pacific Financial Corp.	3,300	72,666
Chemical Financial Corp.	2,100	71,967
Chiba Bank Ltd. (The) (Japan)	1,200	8,515
Chugoku Bank Ltd. (The) (Japan)	300	4,003
Citigroup, Inc.	3,970	205,448
Commerzbank AG (Germany)*	1,750	18,058
Commonwealth Bank of Australia (Australia)	2,794	172,737
Community Trust Bancorp, Inc.	820	28,667
Credit Agricole SA (France)	1,721	20,281
Customers Bancorp, Inc.*	2,800	76,216
Danske Bank A/S (Denmark)	1,151	30,884
DBS Group Holdings Ltd. (Singapore)	2,842	33,307
DNB ASA (Norway)	1,657	20,416
Enterprise Financial Services Corp.	1,100	31,185
Erste Group Bank AG (Austria)*	482	15,082
Fidelity Southern Corp.	500	11,155
Financial Institutions, Inc.	1,600	44,800
First Bancorp	1,000	18,740
First Busey Corp.	1,700	35,071
First Citizens BancShares, Inc. (Class A Stock)	190	49,052
First Community Bancshares, Inc.	1,700	31,671
First Financial Corp.	700	23,779
First Interstate BancSystem, Inc. (Class A Stock)	1,700	49,419
First NBC Bank Holding Co.*	700	26,173
Fukuoka Financial Group, Inc. (Japan)	1,300	6,446
Great Southern Bancorp, Inc.	800	36,208
Great Western Bancorp, Inc.	4,700	136,394
Gunma Bank Ltd. (The) (Japan)	600	3,489
Hachijuni Bank Ltd. (The) (Japan)	800	4,896
Hancock Holding Co.	1,600	40,272
Hang Seng Bank Ltd. (Hong Kong)	1,300	24,639
Hanmi Financial Corp.	2,400	56,928
Heartland Financial USA, Inc.	1,000	31,360
Hilltop Holdings, Inc.*	6,300	121,086
Hiroshima Bank Ltd. (The) (Japan)	800	4,547
Hokuhoku Financial Group, Inc. (Japan)	2,600	5,300
Horizon Bancorp	750	20,970
HSBC Holdings PLC (United Kingdom)	32,281	254,835
IBERIABANK Corp.	1,500	82,605
Independent Bank Group, Inc.	500	16,000
ING Groep NV-CVA (Netherlands)	6,308	85,348
International Bancshares Corp.	1,700	43,690
Intesa Sanpaolo SpA (Italy)	20,680	68,679
Intesa Sanpaolo SpA — RSP (Italy)	1,491	4,555
Investors Bancorp, Inc.	6,100	75,884
Iyo Bank Ltd. (The) (Japan)	400	3,886
Japan Post Bank Co. Ltd. (Japan)*	500	7,280
Joyo Bank Ltd. (The) (Japan)	1,200	5,675
JPMorgan Chase & Co.	49,330	3,257,260
KBC Groep NV (Belgium)	409	25,573
Kyushu Financial Group, Inc. (Japan)*	1,000	7,047
Lloyds Banking Group PLC (United Kingdom)	93,089	100,164
MainSource Financial Group, Inc.	2,700	61,776
MidWestOne Financial Group, Inc.	400	12,164

Mitsubishi UFJ Financial Group, Inc. (Japan)	20,800	128,840
Mizrahi Tefahot Bank Ltd. (Israel)	203	2,425
Mizuho Financial Group, Inc. (Japan)	38,360	76,720
National Australia Bank Ltd. (Australia)	4,281	93,419
Natixis SA (France)	1,500	8,486
Nordea Bank AB (Sweden)	4,952	54,332
Opus Bank	400	14,788
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,927	30,461
Peapack Gladstone Financial Corp.	600	12,372
PNC Financial Services Group, Inc. (The)	13,400	1,277,154
Preferred Bank	800	26,416
Prosperity Bancshares, Inc.	1,300	62,218
Raiffeisen Bank International AG (Austria)*	186	2,726
Regions Financial Corp.	35,800	343,680
Resona Holdings, Inc. (Japan)	3,800	18,454
Royal Bank of Scotland Group PLC (United Kingdom)*	5,661	25,164
Seven Bank Ltd. (Japan)	1,200	5,263
Shinsei Bank Ltd. (Japan)	3,200	5,889
Shizuoka Bank Ltd. (The) (Japan)	900	8,728
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,451	25,776
Societe Generale SA (France)	1,183	54,515
Standard Chartered PLC (United Kingdom)	5,338	44,290
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,067	78,011
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,680	21,512
SunTrust Banks, Inc.	32,400	1,388,016
Suruga Bank Ltd. (Japan)	300	6,183
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,441	32,420
Swedbank AB (Sweden) (Class A Stock)	1,476	32,507
UniCredit SpA (Italy)	7,783	43,030
Unione di Banche Italiane SCpA (Italy)	1,584	10,583
United Overseas Bank Ltd. (Singapore)	2,152	29,669
Univest Corp. of Pennsylvania	1,000	20,860
US Bancorp	4,100	174,947
Wells Fargo & Co.	40,641	2,209,245
West Bancorporation, Inc.	800	15,800
Westpac Banking Corp. (Australia)	5,416	131,282
Yamaguchi Financial Group, Inc. (Japan)	400	4,739

		16,391,441

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	1,323	164,644
Asahi Group Holdings Ltd. (Japan)	650	20,348
Carlsberg A/S (Denmark) (Class B Stock)	174	15,415
Coca-Cola Amatil Ltd. (Australia)	909	6,129
Coca-Cola Co. (The)	27,100	1,164,216
Coca-Cola HBC AG (Switzerland)	308	6,559
Diageo PLC (United Kingdom)	4,101	111,990
Heineken Holding NV (Netherlands)	162	12,472
Heineken NV (Netherlands)	376	32,042
Kirin Holdings Co. Ltd. (Japan)	1,400	19,008
National Beverage Corp.*	1,400	63,616
PepsiCo, Inc.	29,200	2,917,664
Pernod-Ricard SA (France)	346	39,460
Remy Cointreau SA (France)	40	2,865
SABMiller PLC (United Kingdom)	1,582	94,642
Treasury Wine Estates Ltd. (Australia)	1,170	7,025

		4,678,095

Biotechnology — 2.5%
Actelion Ltd. (Switzerland)	169	23,481
Amgen, Inc.	15,900	2,581,047
Ardelyx, Inc.*	1,200	21,744

Baxalta, Inc.	3,100	120,993
Biogen, Inc.*	4,700	1,439,845
BioSpecifics Technologies Corp.*	1,400	60,158
Celgene Corp.*	18,400	2,203,584
Clovis Oncology, Inc.*	300	10,500
Concert Pharmaceuticals, Inc.*	2,400	45,528
CSL Ltd. (Australia)	758	57,790
Cytokinetics, Inc.*	5,000	52,300
Dyax Corp.*	1,800	67,716
Eagle Pharmaceuticals, Inc.*(a)	1,300	115,271
Emergent BioSolutions, Inc.*	3,700	148,037
Genomic Health, Inc.*	1,400	49,280
Gilead Sciences, Inc.	15,700	1,588,683
Grifols SA (Spain)	239	11,047
Halozyme Therapeutics, Inc.*	8,600	149,038
ImmunoGen, Inc.*	6,700	90,919
Myriad Genetics, Inc.*	200	8,632
Novavax, Inc.*(a)	5,500	46,145
Ophthotech Corp.*(a)	700	54,971
Portola Pharmaceuticals, Inc.*	1,200	61,740
Prothena Corp. PLC (Ireland)*	2,600	177,086
Regeneron Pharmaceuticals, Inc.*	2,900	1,574,323
Repligen Corp.*	2,200	62,238

		10,822,096

Building Products — 0.5%
American Woodmark Corp.*	900	71,982
Armstrong World Industries, Inc.*	3,600	164,628
Asahi Glass Co. Ltd. (Japan)	1,600	9,166
Assa Abloy AB (Sweden) (Class B Stock)	1,634	34,204
Cie de Saint-Gobain (France)	795	34,452
Continental Building Products, Inc.*	4,900	85,554
Daikin Industries Ltd. (Japan)	350	25,488
Geberit AG (Switzerland)	62	20,999
Insteel Industries, Inc.	1,200	25,104
LIXIL Group Corp. (Japan)	400	8,884
Masco Corp.	44,200	1,250,860
Owens Corning	6,400	300,992
Patrick Industries, Inc.*	1,200	52,200
TOTO Ltd. (Japan)	250	8,783
Universal Forest Products, Inc.	1,800	123,066

		2,216,362

Capital Markets — 0.9%
3i Group PLC (United Kingdom)	1,541	10,916
Aberdeen Asset Management PLC (United Kingdom)	1,477	6,294
Associated Capital Group, Inc. (Class A Stock)*	600	18,300
Bank of New York Mellon Corp. (The)	5,800	239,076
Credit Suisse Group AG (Switzerland)	2,928	63,075
Daiwa Securities Group, Inc. (Japan)	2,800	17,118
Deutsche Bank AG (Germany)	2,249	54,617
GAMCO Investors, Inc. (Class A Stock)	600	18,624
Goldman Sachs Group, Inc. (The)	10,615	1,913,141
Hargreaves Lansdown PLC (United Kingdom)	413	9,169
ICAP PLC (United Kingdom)	890	6,680
INTL FCStone, Inc.*	1,700	56,882
Investec PLC (South Africa)	878	6,191
Investment Technology Group, Inc.	400	6,808
Julius Baer Group Ltd. (Switzerland)	365	17,658
Macquarie Group Ltd. (Australia)	489	29,253

Mediobanca SpA (Italy)	962	9,222
Morgan Stanley	21,000	668,010
Nomura Holdings, Inc. (Japan)	6,000	33,420
Oppenheimer Holdings, Inc. (Class A Stock)	600	10,428
Partners Group Holding AG (Switzerland)	25	8,991
Piper Jaffray Cos.*	2,600	105,040
Platinum Asset Management Ltd. (Australia)	372	2,174
SBI Holdings, Inc. (Japan)	340	3,669
Schroders PLC (United Kingdom)	199	8,716
Stifel Financial Corp.*	200	8,472
UBS Group AG (Switzerland)	5,961	115,640
Waddell & Reed Financial, Inc. (Class A Stock)	4,400	126,104
Westwood Holdings Group, Inc.	600	31,254

		3,604,942

Chemicals — 0.9%
Air Liquide SA (France)	561	62,982
Air Water, Inc. (Japan)	300	4,825
Akzo Nobel NV (Netherlands)	404	26,995
Arkema SA (France)	115	8,050
Asahi Kasei Corp. (Japan)	2,100	14,200
BASF SE (Germany)	1,497	114,039
Cabot Corp.	7,400	302,512
Chr Hansen Holding A/S (Denmark)	155	9,695
Croda International PLC (United Kingdom)	210	9,409
Daicel Corp. (Japan)	500	7,441
EMS-Chemie Holding AG (Switzerland)	13	5,721
Evonik Industries AG (Germany)	216	7,145
FutureFuel Corp.	2,800	37,800
Givaudan SA (Switzerland)	15	27,224
Hitachi Chemical Co. Ltd. (Japan)	200	3,173
Incitec Pivot Ltd. (Australia)	2,745	7,844
Israel Chemicals Ltd. (Israel)	996	4,043
Johnson Matthey PLC (United Kingdom)	353	13,809
JSR Corp. (Japan)	300	4,675
K+S AG (Germany)	294	7,494
Kaneka Corp. (Japan)	500	5,197
Kansai Paint Co. Ltd. (Japan)	400	6,063
Koninklijke DSM NV (Netherlands)	301	15,094
Koppers Holdings, Inc.*	3,500	63,875
Kuraray Co. Ltd. (Japan)	600	7,268
LANXESS AG (Germany)	142	6,535
Linde AG (Germany)	303	43,771
LyondellBasell Industries NV (Class A Stock)	19,100	1,659,790
Minerals Technologies, Inc.	1,500	68,790
Mitsubishi Chemical Holdings Corp. (Japan)	2,400	15,227
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	4,602
Mitsui Chemicals, Inc. (Japan)	1,300	5,766
Mosaic Co. (The)	21,900	604,221
Nippon Paint Holdings Co. Ltd. (Japan)	200	4,840
Nitto Denko Corp. (Japan)	300	21,902
Novozymes A/S (Denmark) (Class B Stock)	399	19,104
OCI NV (Netherlands)*	131	3,235
Orica Ltd. (Australia)	573	6,420
Rayonier Advanced Materials, Inc.	5,700	55,803
Shin-Etsu Chemical Co. Ltd. (Japan)	700	38,056
Sika AG (Switzerland)	4	14,455
Solvay SA (Belgium)	122	13,021
Stepan Co.	440	21,864
Sumitomo Chemical Co. Ltd. (Japan)	2,500	14,358
Symrise AG (Germany)	212	14,034
Syngenta AG (Switzerland)	152	59,493

Taiyo Nippon Sanso Corp. (Japan)	300	2,713
Teijin Ltd. (Japan)	1,500	5,112
Toray Industries, Inc. (Japan)	2,400	22,302
Trecora Resources*	1,500	18,585
Tredegar Corp.	1,600	21,792
Umicore SA (Belgium)	172	7,213
Westlake Chemical Corp.	8,600	467,152
Yara International ASA (Norway)	282	12,128

		4,028,857

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	398	5,358
Babcock International Group PLC (United Kingdom)	389	5,821
Brambles Ltd. (Australia)	2,555	21,398
Brink’s Co. (The)	1,500	43,290
Dai Nippon Printing Co. Ltd. (Japan)	900	8,900
Deluxe Corp.	2,600	141,804
Edenred (France)	325	6,143
Ennis, Inc.	3,600	69,300
G4S PLC (United Kingdom)	2,414	8,019
Herman Miller, Inc.	2,000	57,400
ISS A/S (Denmark)	269	9,697
Kimball International, Inc. (Class B Stock)	700	6,839
Knoll, Inc.	2,100	39,480
Secom Co. Ltd. (Japan)	300	20,331
Securitas AB (Sweden) (Class B Stock)	486	7,431
Societe BIC SA (France)	45	7,405
Steelcase, Inc. (Class A Stock)	1,700	25,330
Toppan Printing Co. Ltd. (Japan)	900	8,292
UniFirst Corp.	1,000	104,200
West Corp.	4,800	103,536

		699,974

Communications Equipment — 1.2%
Alcatel-Lucent (France)*	4,838	19,114
Alliance Fiber Optic Products, Inc.*	4,000	60,640
Cisco Systems, Inc.	88,666	2,407,725
Digi International, Inc.*	1,100	12,518
Ixia*	7,800	96,954
Juniper Networks, Inc.(a)	43,000	1,186,800
NETGEAR, Inc.*	2,400	100,584
Nokia OYJ (Finland)	5,997	42,426
Polycom, Inc.*	10,600	133,454
QUALCOMM, Inc.	16,800	839,748
ShoreTel, Inc.*	7,000	61,950
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,961	47,831

		5,009,744

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	306	8,953
Aegion Corp.*	900	17,379
Argan, Inc.	2,100	68,040
Boskalis Westminster NV (Netherlands)	134	5,466
Bouygues SA (France)	330	13,085
CIMIC Group Ltd. (Australia)	169	2,965
EMCOR Group, Inc.	3,100	148,924
Ferrovial SA (Spain)	744	16,824
JGC Corp. (Japan)	400	6,123
Kajima Corp. (Japan)	1,600	9,522
KBR, Inc.	8,700	147,204

MasTec, Inc.*	3,700	64,306
MYR Group, Inc.*	1,400	28,854
Obayashi Corp. (Japan)	1,200	11,073
Shimizu Corp. (Japan)	1,000	8,154
Skanska AB (Sweden) (Class B Stock)	628	12,179
Taisei Corp. (Japan)	1,700	11,198
Vinci SA (France)	780	49,994

		630,243

Construction Materials — 0.1%
Boral Ltd. (Australia)	1,235	5,280
CRH PLC (Ireland)	1,340	38,644
Fletcher Building Ltd. (New Zealand)	1,128	5,653
Headwaters, Inc.*	7,400	124,838
HeidelbergCement AG (Germany)	230	18,744
Holcim Ltd. (Switzerland)	692	34,652
Imerys SA (France)	53	3,702
James Hardie Industries PLC (Ireland)	733	9,242
Taiheiyo Cement Corp. (Japan)	2,000	5,841
United States Lime & Minerals, Inc.	500	27,480

		274,076

Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)*	1,000	4,709
AEON Financial Service Co. Ltd. (Japan)	200	4,468
Credit Saison Co. Ltd. (Japan)	300	5,911
Encore Capital Group, Inc.*(a)	1,500	43,620
Enova International, Inc.*	4,800	31,728
Navient Corp.	93,300	1,068,285
Nelnet, Inc. (Class A Stock)	3,100	104,067
Provident Financial PLC (United Kingdom)	231	11,453
Regional Management Corp.*	700	10,829

		1,285,070

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	2,008	19,508
Crown Holdings, Inc.*	2,700	136,890
Owens-Illinois, Inc.*	11,100	193,362
Rexam PLC (United Kingdom)	1,129	10,070
Toyo Seikan Group Holdings Ltd. (Japan)	300	5,565

		365,395

Distributors — 0.1%
Genuine Parts Co.	5,800	498,162
Jardine Cycle & Carriage Ltd. (Singapore)	200	4,889
Pool Corp.	1,400	113,092

		616,143

Diversified Consumer Services
American Public Education, Inc.*	1,300	24,193
Benesse Holdings, Inc. (Japan)	150	4,320
Grand Canyon Education, Inc.*	600	24,072
Regis Corp.*	1,100	15,565

		68,150

Diversified Financial Services — 1.3%
ASX Ltd. (Australia)	301	9,260
Berkshire Hathaway, Inc. (Class B Stock)*	30,400	4,014,016
Challenger Ltd. (Australia)	896	5,647
Deutsche Boerse AG (Germany)	315	27,689
Eurazeo SA (France)	63	4,345
EXOR SpA (Italy)	155	7,035

First Pacific Co. Ltd. (Hong Kong)	4,000	2,650
Gain Capital Holdings, Inc.	3,300	26,763
Groupe Bruxelles Lambert SA (Belgium)	128	10,953
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,900	48,402
Industrivarden AB (Sweden) (Class C Stock)	317	5,423
Investment AB Kinnevik (Sweden)	366	11,273
Investor AB (Sweden) (Class B Stock)	743	27,305
Japan Exchange Group, Inc. (Japan)	500	7,816
London Stock Exchange Group PLC (United Kingdom)	531	21,483
Marlin Business Services Corp.	400	6,424
McGraw-Hill Financial, Inc.	11,100	1,094,238
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,632
ORIX Corp. (Japan)	2,220	31,143
Pargesa Holding SA (Switzerland)	58	3,664
Singapore Exchange Ltd. (Singapore)	1,300	7,031
Wendel SA (France)	47	5,590

		5,382,782

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	98,474	3,388,490
Atlantic Tele-Network, Inc.	200	15,646
Belgacom SA (Belgium)	236	7,680
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	2,949	6,492
BT Group PLC (United Kingdom) (Class A Stock)	13,646	94,753
Cincinnati Bell, Inc.*	2,400	8,640
Deutsche Telekom AG (Germany)	5,257	94,420
Elisa OYJ (Finland)	252	9,482
HKT Trust and HKT Ltd. (Hong Kong)	4,720	6,029
IDT Corp. (Class B Stock)	2,200	25,652
Iliad SA (France)	41	9,774
Inmarsat PLC (United Kingdom)	712	11,936
Inteliquent, Inc.	4,900	87,073
Intelsat SA*(a)	3,300	13,728
Koninklijke KPN NV (Netherlands)	5,221	19,748
Nippon Telegraph & Telephone Corp. (Japan)	1,200	47,758
Orange SA (France)	3,239	54,175
PCCW Ltd. (Hong Kong)	6,200	3,624
Singapore Telecommunications Ltd. (Singapore)	13,000	33,517
Spark New Zealand Ltd. (New Zealand)	2,946	6,633
Swisscom AG (Switzerland)	42	21,017
TDC A/S (Denmark)	1,280	6,373
Telecom Italia SpA (Italy)*(a)	18,783	23,804
Telecom Italia SpA-RSP (Italy)	9,349	9,595
Telefonica Deutschland Holding AG (Germany)	1,123	5,923
Telefonica SA (Spain)	7,347	81,508
Telenor ASA (Norway)	1,234	20,569
TeliaSonera AB (Sweden)	4,408	21,890
Telstra Corp. Ltd. (Australia)	6,976	28,348
TPG Telecom Ltd. (Australia)	444	3,179
Verizon Communications, Inc.	71,950	3,325,529

		7,492,985

Electric Utilities — 1.2%
AusNet Services (Australia)	2,665	2,869
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	9,239
Chubu Electric Power Co., Inc. (Japan)	1,100	15,063
Chugoku Electric Power Co., Inc. (The) (Japan)	500	6,602
CLP Holdings Ltd. (Hong Kong)	3,300	27,971
Contact Energy Ltd. (New Zealand)	1,133	3,667
EDP — Energias de Portugal SA (Portugal)	3,974	14,320

Electricite de France SA (France)	388	5,714
Endesa SA (Spain)	508	10,206
Enel SpA (Italy)	11,498	48,215
Entergy Corp.	5,600	382,816
Exelon Corp.	52,000	1,444,040
FirstEnergy Corp.	37,200	1,180,356
Fortum OYJ (Finland)	685	10,320
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	4,000	3,352
Hokuriku Electric Power Co. (Japan)	300	4,433
Iberdrola SA (Spain)	8,781	62,249
IDACORP., Inc.	500	34,000
Kansai Electric Power Co., Inc. (The) (Japan)*	1,200	14,388
Kyushu Electric Power Co., Inc. (Japan)*	700	7,629
Mighty River Power Ltd. (New Zealand)	1,083	2,055
NextEra Energy, Inc.	1,100	114,279
Portland General Electric Co.	1,900	69,103
Power Assets Holdings Ltd. (Hong Kong)	2,500	22,919
PPL Corp.	39,600	1,351,548
Red Electrica Corp. SA (Spain)	176	14,701
Shikoku Electric Power Co., Inc. (Japan)	300	4,686
SSE PLC (United Kingdom)	1,619	36,353
Terna Rete Elettrica Nazionale SpA (Italy)	2,389	12,286
Tohoku Electric Power Co., Inc. (Japan)	800	10,001
Tokyo Electric Power Co., Inc. (Japan)*	2,500	14,396

		4,939,776

Electrical Equipment — 0.1%
ABB Ltd. (Switzerland)	3,585	63,984
Allied Motion Technologies, Inc.	500	13,090
Alstom SA (France)*	344	10,507
AZZ, Inc.	1,800	100,026
Babcock & Wilcox Enterprises, Inc.*	4,450	92,872
Fuji Electric Co. Ltd. (Japan)	1,000	4,194
Legrand SA (France)	434	24,549
Mabuchi Motor Co. Ltd. (Japan)	100	5,419
Mitsubishi Electric Corp. (Japan)	3,200	33,590
Nidec Corp. (Japan)	350	25,381
OSRAM Licht AG (Germany)	147	6,142
Prysmian SpA (Italy)	317	6,926
Schneider Electric SE (France)	910	51,692
Vestas Wind Systems A/S (Denmark)	365	25,491

		463,863

Electronic Equipment, Instruments & Components — 0.4%
Anixter International, Inc.*	500	30,195
CDW Corp.	19,400	815,576
Citizen Holdings Co. Ltd. (Japan)	600	4,312
ePlus, Inc.*	1,500	139,890
Hamamatsu Photonics KK (Japan)	200	5,483
Hexagon AB (Sweden) (Class B Stock)	421	15,574
Hirose Electric Co. Ltd. (Japan)	52	6,296
Hitachi High-Technologies Corp. (Japan)	200	5,409
Hitachi Ltd. (Japan)	7,900	44,764
Ingenico (France)	95	11,991
Keyence Corp. (Japan)	66	36,274
Kyocera Corp. (Japan)	500	23,220
Methode Electronics, Inc.	3,600	114,588
Murata Manufacturing Co. Ltd. (Japan)	350	50,359
Nippon Electric Glass Co. Ltd. (Japan)	900	4,536
Omron Corp. (Japan)	400	13,339
PC Connection, Inc.	1,900	43,016
Sanmina Corp.*	6,200	127,596

ScanSource, Inc.*	900	28,998
Shimadzu Corp. (Japan)	500	8,370
SYNNEX Corp.	1,000	89,930
TDK Corp. (Japan)	200	12,809
Tech Data Corp.*	2,100	139,398
Yaskawa Electric Corp. (Japan)	400	5,443
Yokogawa Electric Corp. (Japan)	400	4,810

		1,782,176

Energy Equipment & Services — 0.2%
Amec Foster Wheeler PLC (United Kingdom)	604	3,813
Archrock, Inc.	10,300	77,456
Ensco PLC (Class A Stock)	39,400	606,366
Helix Energy Solutions Group, Inc.*	3,000	15,780
Matrix Service Co.*	3,100	63,674
Petrofac Ltd. (United Kingdom)	402	4,715
Saipem SpA (Italy)*	411	3,322
Technip SA (France)	166	8,255
Tenaris SA (Luxembourg)	729	8,633
Transocean Ltd.(a)	662	8,275

		800,289

Food & Staples Retailing — 1.1%
Aeon Co. Ltd. (Japan) (Class A Stock)	1,100	16,949
Carrefour SA (France)	903	26,060
Casino Guichard Perrachon SA (France)(a)	107	4,916
Colruyt SA (Belgium)	109	5,607
Delhaize Group SA (Belgium)	165	16,059
Distribuidora Internacional de Alimentacion SA (Spain)	949	5,597
FamilyMart Co. Ltd. (Japan)	100	4,654
Fresh Market, Inc. (The)*	3,600	84,312
ICA Gruppen AB (Sweden)(a)	120	4,358
Ingles Markets, Inc. (Class A Stock)	2,200	96,976
J Sainsbury PLC (United Kingdom)	2,131	8,115
Jeronimo Martins SGPS SA (Portugal)	402	5,231
Koninklijke Ahold NV (Netherlands)	1,360	28,687
Kroger Co. (The)	49,100	2,053,853
Lawson, Inc. (Japan)	200	16,234
METRO AG (Germany)	282	8,984
Seven & i Holdings Co. Ltd. (Japan)	1,250	57,231
SUPERVALU, Inc.*	5,300	35,934
Tesco PLC (United Kingdom)*	13,266	29,149
Village Super Market, Inc. (Class A Stock)	900	23,715
Wal-Mart Stores, Inc.	36,300	2,225,190
Weis Markets, Inc.	400	17,720
Wesfarmers Ltd. (Australia)	1,832	55,231
WM Morrison Supermarkets PLC (United Kingdom)	3,515	7,659
Woolworths Ltd. (Australia)	2,065	36,638

		4,875,059

Food Products — 1.1%
Ajinomoto Co., Inc. (Japan)	1,000	23,676
Archer-Daniels-Midland Co.	37,600	1,379,168
Aryzta AG (Switzerland)	144	7,285
Associated British Foods PLC (United Kingdom)	581	28,590
Barry Callebaut AG (Switzerland)	4	4,345
Bunge Ltd.	17,000	1,160,760
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	12,489
Danone SA (France)	961	64,938
Farmer Brothers Co.*	600	19,362

Golden Agri-Resources Ltd. (Singapore)	11,000	2,627
Ingredion, Inc.	4,300	412,112
Kerry Group PLC (Ireland) (Class A Stock)	262	21,678
Kikkoman Corp. (Japan)	200	6,929
Lancaster Colony Corp.	1,500	173,190
MEIJI Holdings Co. Ltd. (Japan)	200	16,520
Nestle SA (Switzerland)	5,198	385,875
NH Foods Ltd. (Japan)	300	5,880
Nisshin Seifun Group, Inc. (Japan)	105	1,715
Nissin Foods Holdings Co. Ltd. (Japan)	200	10,613
Orkla ASA (Norway)	1,444	11,392
Seaboard Corp.*	12	34,737
Tate & Lyle PLC (United Kingdom)	724	6,377
Toyo Suisan Kaisha Ltd. (Japan)	100	3,485
Tyson Foods, Inc. (Class A Stock)(a)	16,700	890,611
WH Group Ltd. (Hong Kong), 144A*	9,000	5,009
Wilmar International Ltd. (Singapore)	3,000	6,190
Yakult Honsha Co. Ltd. (Japan)	150	7,342
Yamazaki Baking Co. Ltd. (Japan)	200	4,497

		4,707,392

Gas Utilities — 0.2%
APA Group (Australia)	1,766	11,112
Chesapeake Utilities Corp.	600	34,050
Enagas SA (Spain)	378	10,663
Gas Natural SDG SA (Spain)	611	12,460
Hong Kong & China Gas Co. Ltd. (Hong Kong)	11,319	22,152
New Jersey Resources Corp.	4,400	145,024
Osaka Gas Co. Ltd. (Japan)	3,100	11,197
Snam SpA (Italy)	3,373	17,603
Southwest Gas Corp.	1,100	60,676
Toho Gas Co. Ltd. (Japan)	800	5,167
Tokyo Gas Co. Ltd. (Japan)	3,700	17,385
UGI Corp.	14,200	479,392
WGL Holdings, Inc.	800	50,392

		877,273

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	25,000	1,122,750
ABIOMED, Inc.*	1,660	149,865
Atrion Corp.	190	72,428
C.R. Bard, Inc.	5,500	1,041,920
Cantel Medical Corp.	500	31,070
Cochlear Ltd. (Australia)	88	6,090
Coloplast A/S (Denmark) (Class B Stock)	191	15,421
Essilor International SA (France)	335	41,753
Getinge AB (Sweden) (Class B Stock)	311	8,147
Greatbatch, Inc.*	500	26,250
Halyard Health, Inc.*	900	30,069
Hologic, Inc.*	15,100	584,219
Hoya Corp. (Japan)	700	28,625
ICU Medical, Inc.*	1,110	125,186
Invacare Corp.	2,000	34,780
LivaNova PLC*	2,200	130,614
Masimo Corp.*	3,200	132,832
Natus Medical, Inc.*	1,800	86,490
Olympus Corp. (Japan)	400	15,747
Smith & Nephew PLC (United Kingdom)	1,459	26,002
Sonova Holding AG (Switzerland)	95	12,070
STERIS PLC	2,100	158,214
Stryker Corp.	14,700	1,366,218
SurModics, Inc.*	900	18,243

Sysmex Corp. (Japan)	200	12,829
Terumo Corp. (Japan)	500	15,497
William Demant Holding A/S (Denmark)*	41	3,905

		5,297,234

Health Care Providers & Services — 1.9%
Aetna, Inc.(a)	16,700	1,805,604
Alfresa Holdings Corp. (Japan)	300	5,925
Amsurg Corp.*	400	30,400
Anthem, Inc.	6,500	906,360
Cardinal Health, Inc.	11,300	1,008,751
Chemed Corp.	190	28,462
Cigna Corp.	3,000	438,990
CorVel Corp.*	400	17,568
Express Scripts Holding Co.*	21,000	1,835,610
Fresenius Medical Care AG & Co. KGaA (Germany)	356	29,916
Fresenius SE & Co. KGaA (Germany)	622	44,307
Healthscope Ltd. (Australia)	2,829	5,452
LHC Group, Inc.*	900	40,761
McKesson Corp.	6,800	1,341,164
Medipal Holdings Corp. (Japan)	300	5,113
Miraca Holdings, Inc. (Japan)	100	4,400
Molina Healthcare, Inc.*(a)	1,400	84,182
National HealthCare Corp.	1,000	61,700
PharMerica Corp.*	2,300	80,500
Ramsay Health Care Ltd. (Australia)	231	11,359
Ryman Healthcare Ltd. (New Zealand)	734	4,260
Select Medical Holdings Corp.	5,200	61,932
Sonic Healthcare Ltd. (Australia)	624	8,079
Suzuken Co. Ltd. (Japan)	165	6,270
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	2,900	69,339

		7,936,404

Health Care Technology
Quality Systems, Inc.	6,900	111,228

Hotels, Restaurants & Leisure — 1.6%
Accor SA (France)	331	14,336
Aristocrat Leisure Ltd. (Australia)	828	6,114
Bloomin’ Brands, Inc.	7,800	131,742
Boyd Gaming Corp.*	6,200	123,194
Carnival PLC	292	16,634
Chipotle Mexican Grill, Inc.*	400	191,940
Compass Group PLC (United Kingdom)	2,686	46,544
Crown Resorts Ltd. (Australia)	577	5,215
Denny’s Corp.*	8,600	84,538
DineEquity, Inc.	800	67,736
Eldorado Resorts, Inc.*	1,800	19,800
Extended Stay America, Inc.	66,500	1,057,350
Flight Centre Travel Group Ltd. (Australia)(a)	85	2,451
Galaxy Entertainment Group Ltd. (Hong Kong)	3,700	11,593
Genting Singapore PLC (Singapore)	9,500	5,126
InterContinental Hotels Group PLC (United Kingdom)	404	15,747
International Speedway Corp. (Class A Stock)	1,100	37,092
Isle of Capri Casinos, Inc.*	1,200	16,716
Jack in the Box, Inc.	2,000	153,420
Marcus Corp.	900	17,073
Marriott Vacations Worldwide Corp.	2,000	113,900
McDonald’s Corp.	22,168	2,618,928
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	4,349

Melco Crown Entertainment Ltd. (Hong Kong), ADR	150	2,520
Merlin Entertainments PLC (United Kingdom), 144A	1,144	7,671
MGM China Holdings Ltd. (Macau)	1,600	1,989
Monarch Casino & Resort, Inc.*	900	20,448
Oriental Land Co. Ltd. (Japan)	300	18,149
Ruth’s Hospitality Group, Inc.	1,200	19,104
Sands China Ltd. (Hong Kong)	3,800	12,883
Shangri-La Asia Ltd. (Hong Kong)	2,000	1,947
SJM Holdings Ltd. (Hong Kong)	3,000	2,126
Sodexo (France)	161	15,729
Starbucks Corp.	3,200	192,096
Tabcorp Holdings Ltd. (Australia)	1,326	4,515
Tatts Group Ltd. (Australia)	2,320	7,366
Texas Roadhouse, Inc.	1,500	53,655
TUI AG (Germany)	790	14,106
Whitbread PLC (United Kingdom)	297	19,251
William Hill PLC (United Kingdom)	1,603	9,355
Wynn Macau Ltd. (Macau)	2,500	2,904
Yum! Brands, Inc.	19,900	1,453,695

		6,621,047

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	1,624	14,965
Casio Computer Co. Ltd. (Japan)	400	9,351
Electrolux AB (Sweden) Series B	386	9,313
Flexsteel Industries, Inc.	600	26,508
Husqvarna AB (Sweden) (Class B Stock)	644	4,250
La-Z-Boy, Inc. (Class Z Stock)	4,500	109,890
Nikon Corp. (Japan)	600	8,036
Panasonic Corp. (Japan)	3,600	36,495
Persimmon PLC, B/C Shares (United Kingdom)	486	14,499
Rinnai Corp. (Japan)	70	6,202
Sekisui Chemical Co. Ltd. (Japan)	700	9,139
Sekisui House Ltd. (Japan)	1,000	16,814
Sony Corp. (Japan)	2,100	51,611
Taylor Morrison Home Corp. (Class A Stock)*	3,800	60,800
Taylor Wimpey PLC (United Kingdom)	5,304	15,856
Techtronic Industries Co. (Hong Kong)	2,000	8,097
ZAGG, Inc.*	6,400	70,016

		471,842

Household Products — 1.4%
Colgate-Palmolive Co.	6,900	459,678
Henkel AG & Co. KGaA (Germany)	169	16,165
Kimberly-Clark Corp.	13,900	1,769,470
Procter & Gamble Co. (The)	42,375	3,364,999
Reckitt Benckiser Group PLC (United Kingdom)	1,043	96,506
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	960	27,821
Unicharm Corp. (Japan)	600	12,253

		5,746,892

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	87,300	835,461
Electric Power Development Co. Ltd. (Japan)	200	7,123
Enel Green Power SpA (Italy)	2,716	5,520
Meridian Energy Ltd. (New Zealand)	1,943	3,169
NRG Energy, Inc.	83,300	980,441
Ormat Technologies, Inc.	2,100	76,587
Talen Energy Corp.*	15,100	94,073

		2,002,374

Industrial Conglomerates — 1.2%
3M Co.	14,500	2,184,280
Carlisle Cos., Inc.	12,100	1,073,149
CK Hutchison Holdings Ltd. (Hong Kong)	4,357	58,566
General Electric Co.	38,970	1,213,916
Keihan Electric Railway Co. Ltd. (Japan)	1,000	6,697
Keppel Corp. Ltd. (Singapore)	2,300	10,507
Koninklijke Philips NV (Netherlands)	1,553	39,639
NWS Holdings Ltd. (Hong Kong)	2,900	4,329
Roper Technologies, Inc.	1,800	341,622
Sembcorp Industries Ltd. (Singapore)	1,500	3,215
Siemens AG (Germany)	1,293	125,093
Smiths Group PLC (United Kingdom)	633	8,754
Toshiba Corp. (Japan)*	6,800	13,976

		5,083,743

Insurance — 1.3%
Admiral Group PLC (United Kingdom)	374	9,139
Aegon NV (Netherlands)	3,087	17,459
Aflac, Inc.	24,000	1,437,600
Ageas (Belgium)	347	16,106
AIA Group Ltd. (Hong Kong)	20,100	120,099
Allianz SE (Germany)	745	131,328
Allstate Corp. (The)	15,900	987,231
Ambac Financial Group, Inc.*	1,000	14,090
American Equity Investment Life Holding Co.	5,200	124,956
AMP Ltd. (Australia)	4,822	20,317
Assicurazioni Generali SpA (Italy)	1,904	34,780
Aviva PLC (United Kingdom)	6,596	50,067
AXA SA (France)	3,189	87,135
Baloise Holding AG (Switzerland)	81	10,266
CNP Assurances (France)	257	3,467
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,812	30,147
Direct Line Insurance Group PLC (United Kingdom)	2,369	14,200
FBL Financial Group, Inc. (Class A Stock)	700	44,548
Gjensidige Forsikring ASA (Norway)	327	5,234
Hannover Rueck SE (Germany)	97	11,076
Insurance Australia Group Ltd. (Australia)	4,179	16,783
Japan Post Holdings Co. Ltd. (Japan)*	500	7,758
Kansas City Life Insurance Co.	300	11,487
Legal & General Group PLC (United Kingdom)	9,694	38,252
Mapfre SA (Spain)	1,657	4,148
MBIA, Inc.*	12,100	78,408
Medibank Pvt Ltd. (Australia)	4,418	6,889
MS&AD Insurance Group Holdings (Japan)	790	23,166
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	272	54,193
National General Holdings Corp.	1,500	32,790
National Western Life Group, Inc. (Class A Stock)(Class A Stock)	130	32,752
NN Group NV (Netherlands)	412	14,537
Old Mutual PLC (United Kingdom)	8,035	21,137
Old Republic International Corp.	26,900	501,147
Prudential PLC (United Kingdom)	4,192	94,444
QBE Insurance Group Ltd. (Australia)	2,232	20,300
Reinsurance Group of America, Inc.	800	68,440
RSA Insurance Group PLC (United Kingdom)	1,611	10,111
Sampo OYJ (Finland) (Class A Stock)	729	37,020
SCOR SE (France)	244	9,130
Selective Insurance Group, Inc.	200	6,716
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	575	18,880
Sony Financial Holdings, Inc. (Japan)	300	5,366
St. James’s Place PLC (United Kingdom)	854	12,658

Standard Life PLC (United Kingdom)	3,211	18,388
Suncorp Group Ltd. (Australia)	2,061	18,096
Swiss Life Holding AG (Switzerland)	51	13,737
Swiss Re AG (Switzerland)	574	56,060
T&D Holdings, Inc. (Japan)	1,000	13,194
Tokio Marine Holdings, Inc. (Japan)	1,200	46,350
Travelers Cos., Inc. (The)	10,300	1,162,458
Tryg A/S (Denmark)	184	3,656
UnipolSai SpA (Italy)	1,762	4,483
United Insurance Holdings Corp.	1,800	30,780
Zurich Insurance Group AG (Switzerland)	245	62,941

		5,725,900

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	6,800	4,596,052
FTD Cos., Inc.*	2,900	75,893
Nutrisystem, Inc.	4,600	99,544
Rakuten, Inc. (Japan)	1,510	17,392
Zalando SE (Germany), 144A*	136	5,380

		4,794,261

Internet Software & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	3,500	2,723,035
Alphabet, Inc. (Class C Stock)*	4,915	3,729,895
Auto Trader Group PLC (United Kingdom), 144A*	1,180	7,693
Bankrate, Inc.*	900	11,970
Blucora, Inc.*	6,100	59,780
eBay, Inc.*	51,300	1,409,724
Facebook, Inc. (Class A Stock)*	11,400	1,193,124
j2 Global, Inc.	1,400	115,248
LogMeIn, Inc.*	1,400	93,940
NIC, Inc.	3,300	64,944
RetailMeNot, Inc.*	5,400	53,568
United Internet AG (Germany)	215	11,821
United Online, Inc.*	1,300	15,327
Yahoo Japan Corp. (Japan)	2,300	9,349

		9,499,418

IT Services — 1.6%
Accenture PLC (Class A Stock)	12,800	1,337,600
Amadeus IT Holding SA (Spain) (Class A Stock)	709	31,249
AtoS (France)	143	12,005
Caci International, Inc. (Class A Stock)*	1,600	148,448
Cap Gemini SA (France)	267	24,774
Computershare Ltd. (Australia)	743	6,252
CSRA, Inc.	10,300	309,000
DST Systems, Inc.	2,200	250,932
Euronet Worldwide, Inc.*	2,100	152,103
Fiserv, Inc.*	11,400	1,042,644
Fujitsu Ltd. (Japan)	3,100	15,473
International Business Machines Corp.	4,341	597,408
Itochu Techno-Solutions Corp. (Japan)	100	1,993
Nomura Research Institute Ltd. (Japan)	220	8,449
NTT Data Corp. (Japan)	229	11,071
Otsuka Corp. (Japan)	90	4,421
Science Applications International Corp.	1,400	64,092
Syntel, Inc.*	3,200	144,800
TeleTech Holdings, Inc.	1,200	33,492
Total System Services, Inc.	6,600	328,680
Visa, Inc. (Class A Stock)(a)	31,100	2,411,805

		6,936,691

Leisure Products
Bandai Namco Holdings, Inc. (Japan)	300	6,338
Sankyo Co. Ltd. (Japan)	50	1,867
Sega Sammy Holdings, Inc. (Japan)	300	2,806
Shimano, Inc. (Japan)	100	15,356
Sturm Ruger & Co., Inc.	2,100	125,181
Yamaha Corp. (Japan)	300	7,246

		158,794

Life Sciences Tools & Services — 0.5%
Cambrex Corp.*	400	18,836
INC Research Holdings, Inc. (Class A Stock)*	2,200	106,722
Lonza Group AG (Switzerland)	90	14,637
PAREXEL International Corp.*	900	61,308
QIAGEN NV*	346	9,378
Thermo Fisher Scientific, Inc.	13,300	1,886,605

		2,097,486

Machinery — 0.5%
Alamo Group, Inc.	200	10,420
Alfa Laval AB (Sweden)	519	9,475
Amada Co. Ltd. (Japan)	600	5,726
ANDRITZ AG (Austria)	139	6,765
Atlas Copco AB (Sweden) (Class A Stock)	1,095	26,855
Atlas Copco AB (Sweden) (Class B Stock)	636	14,622
Blount International, Inc.*	3,400	33,354
CNH Industrial NV (United Kingdom)	1,657	11,349
Colfax Corp.*	8,700	203,145
FANUC Corp. (Japan)	320	55,133
GEA Group AG (Germany)	318	12,847
Global Brass & Copper Holdings, Inc.	2,500	53,250
Hillenbrand, Inc.	1,100	32,593
Hino Motors Ltd. (Japan)	500	5,779
Hitachi Construction Machinery Co. Ltd. (Japan)	200	3,110
Hyster-Yale Materials Handling, Inc.	700	36,715
IHI Corp. (Japan)	2,700	7,453
IMI PLC (United Kingdom)	422	5,355
JTEKT Corp. (Japan)	400	6,547
Kadant, Inc.	300	12,183
Kawasaki Heavy Industries Ltd. (Japan)	2,600	9,620
Komatsu Ltd. (Japan)	1,500	24,544
Kone OYJ (Finland) (Class B Stock)	553	23,415
Kubota Corp. (Japan)	1,900	29,352
Kurita Water Industries Ltd. (Japan)	200	4,188
LB Foster Co. (Class A Stock)	600	8,196
Lydall, Inc.*	700	24,836
Makita Corp. (Japan)	150	8,644
MAN SE (Germany)	53	5,326
Melrose Industries PLC (United Kingdom)	1,582	6,776
Meritor, Inc.*	3,400	28,390
Metso OYJ (Finland)	166	3,718
Minebea Co. Ltd. (Japan)	1,000	8,562
Mitsubishi Heavy Industries Ltd. (Japan)	5,000	21,862
Mueller Industries, Inc.	1,400	37,940
Nabtesco Corp. (Japan)	200	4,063
NGK Insulators Ltd. (Japan)	500	11,270
NSK Ltd. (Japan)	800	8,693
Rexnord Corp.*	7,100	128,652
Sandvik AB (Sweden)	1,738	15,150
Schindler Holding AG (Switzerland)	32	5,396
Schindler Holding AG — Participation Certificates (Switzerland)	76	12,715

SembCorp. Marine Ltd. (Singapore)	1,300	1,600
SKF AB (Sweden) (Class B Stock)	649	10,482
SMC Corp. (Japan)	100	25,973
Standex International Corp.	600	49,890
Sulzer AG (Switzerland)	43	4,042
Sumitomo Heavy Industries Ltd. (Japan)	900	4,035
THK Co. Ltd. (Japan)	150	2,780
TriMas Corp.*	900	16,785
Trinity Industries, Inc.	36,100	867,122
Volvo AB (Sweden) (Class B Stock)	2,513	23,302
Wabash National Corp.*(a)	4,800	56,784
Wartsila OYJ Abp (Finland)	237	10,821
Weir Group PLC (The) (United Kingdom)	342	5,024
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	2,086
Zardoya Otis SA (Spain)	359	4,199

		2,068,909

Marine — 0.1%
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	6	7,726
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	11	14,347
Kuehne + Nagel International AG (Switzerland)	90	12,330
Matson, Inc.	3,600	153,468
Mitsui OSK Lines Ltd. (Japan)	2,200	5,549
Nippon Yusen K.K. (Japan)	2,900	7,029

		200,449

Media — 1.3%
Altice NV (Netherlands) (Class A Stock)*	569	8,175
Altice NV (Netherlands) (Class B Stock)*	173	2,522
Axel Springer AG (Germany)	71	3,948
Cinemark Holdings, Inc.	10,800	361,044
Comcast Corp. (Class A Stock)	47,300	2,669,139
Dentsu, Inc. (Japan)	350	19,149
Entercom Communications Corp. (Class A Stock)*	600	6,738
Eutelsat Communications SA (France)	301	9,012
Hakuhodo DY Holdings, Inc. (Japan)	460	4,977
Harte-Hanks, Inc.	2,300	7,452
Interpublic Group of Cos., Inc. (The)	10,800	251,424
ITV PLC (United Kingdom)	6,245	25,426
JCDecaux SA (France)	120	4,600
Kabel Deutschland Holding AG (Germany)	35	4,325
Lagardere SCA (France)	183	5,461
News Corp. (Class A Stock)	40,400	539,744
News Corp. (Class B Stock)(a)	6,500	90,740
Numericable-SFR SAS (France)	172	6,249
Pearson PLC (United Kingdom)	1,300	14,054
ProSiebenSat 1 Media AG (Germany)	357	18,011
Publicis Groupe SA (France)	322	21,412
REA Group Ltd. (Australia)	83	3,302
Reed Elsevier NV (United Kingdom)	1,622	27,318
Reed Elsevier PLC (United Kingdom)	1,821	32,115
RTL Group SA (Luxembourg)	61	5,080
Schibsted ASA (Norway) (Class A Stock)	119	3,912
Schibsted ASA (Norway) (Class B Stock)*	140	4,462
Scholastic Corp.	1,100	42,416
SES SA (Luxembourg)	532	14,742
Singapore Press Holdings Ltd. (Singapore)	2,500	6,930
Sky PLC (United Kingdom)	1,683	27,589
Telenet Group Holding NV (Belgium)*	81	4,378
Thomson Reuters Corp.	11,100	420,135
Time, Inc.	7,400	115,958
Toho Co. Ltd. (Japan)	200	5,534

Tribune Media Co. (Class A Stock)	5,900	199,479
Vivendi SA (France)	1,895	40,699
Walt Disney Co. (The)	4,400	462,352
Wolters Kluwer NV (Netherlands)	499	16,758
WPP PLC (United Kingdom)	2,112	48,580

		5,555,341

Metals & Mining — 0.2%
Alumina Ltd. (Australia)	4,251	3,547
Anglo American PLC (United Kingdom)	2,285	10,025
Antofagasta PLC (Chile)	612	4,210
ArcelorMittal (Luxembourg)(a)	1,555	6,561
BHP Billiton Ltd. (Australia)	5,236	67,385
BHP Billiton PLC (Australia)	3,443	38,396
Boliden AB (Sweden)	420	7,037
Fortescue Metals Group Ltd. (Australia)(a)	2,458	3,308
Fresnillo PLC (Mexico)	353	3,670
Glencore PLC (Switzerland)	19,948	26,434
Hitachi Metals Ltd. (Japan)	400	4,935
Iluka Resources Ltd. (Australia)	642	2,840
JFE Holdings, Inc. (Japan)	800	12,562
Kobe Steel Ltd. (Japan)	6,100	6,628
Maruichi Steel Tube Ltd. (Japan)	100	2,952
Mitsubishi Materials Corp. (Japan)	2,100	6,614
Newcrest Mining Ltd. (Australia)*	1,250	11,828
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,317	26,053
Norsk Hydro ASA (Norway)	2,078	7,724
Olympic Steel, Inc.	2,600	30,108
Randgold Resources Ltd. (United Kingdom)	152	9,364
Rio Tinto Ltd. (United Kingdom)	690	22,314
Rio Tinto PLC (United Kingdom)	2,044	59,512
South32 Ltd. (Australia)*	8,189	6,291
Steel Dynamics, Inc.	27,100	484,277
Sumitomo Metal Mining Co. Ltd. (Japan)	800	9,711
ThyssenKrupp AG (Germany)	600	11,894
Voestalpine AG (Austria)	173	5,292
Worthington Industries, Inc.	4,900	147,686

		1,039,158

Multiline Retail — 0.5%
Big Lots, Inc.	700	26,978
Burlington Stores, Inc.*	1,700	72,930
Harvey Norman Holdings Ltd. (Australia)	1,203	3,636
Isetan Mitsukoshi Holdings Ltd. (Japan)	600	7,825
J. Front Retailing Co. Ltd. (Japan)	450	6,542
Macy’s, Inc.	19,600	685,608
Marks & Spencer Group PLC (United Kingdom)	2,801	18,650
Marui Group Co. Ltd. (Japan)	400	6,509
Next PLC (United Kingdom)	237	25,447
Takashimaya Co. Ltd. (Japan)	500	4,503
Target Corp.	19,500	1,415,895

		2,274,523

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	1,066	13,949
Black Hills Corp.	300	13,929
Centrica PLC (United Kingdom)	8,237	26,449
DUET Group (Australia)	3,649	6,043
E.ON SE (Germany)	3,262	31,322
Engie (France)	2,382	42,193

National Grid PLC (United Kingdom)	6,103	84,170
Public Service Enterprise Group, Inc.	34,200	1,323,198
RWE AG (Germany)	755	9,519
Suez Environnement Co. (France)	460	8,604
Veolia Environnement SA (France)	733	17,391

		1,576,767

Oil, Gas & Consumable Fuels — 3.3%
Adams Resources & Energy, Inc.	300	11,520
BG Group PLC (United Kingdom)	5,569	80,728
BP PLC (United Kingdom)	29,816	154,945
Caltex Australia Ltd. (Australia)	440	12,027
Chevron Corp.	23,692	2,131,332
Columbia Pipeline Group, Inc.	28,400	568,000
Delek Group Ltd. (Israel)	7	1,402
Delek US Holdings, Inc.	4,000	98,400
Eni SpA (Italy)	4,147	61,617
Exxon Mobil Corp.	32,054	2,498,609
Galp Energia SGPS SA (Portugal) (Class B Stock)	600	7,001
Hess Corp.	21,000	1,018,080
HollyFrontier Corp.	25,700	1,025,173
Idemitsu Kosan Co. Ltd. (Japan)	140	2,235
Inpex Corp. (Japan)	1,599	15,589
JX Holdings, Inc. (Japan)	3,910	16,411
Kinder Morgan, Inc.	8,700	129,804
Koninklijke Vopak NV (Netherlands)	109	4,694
Lundin Petroleum AB (Sweden)*	409	5,902
Marathon Oil Corp.	71,656	902,149
Marathon Petroleum Corp.	28,600	1,482,624
Neste OYJ (Finland)	239	7,133
Oil Search Ltd. (Australia)	2,395	11,657
OMV AG (Austria)	228	6,472
Origin Energy Ltd. (Australia)	3,044	10,297
Panhandle Oil and Gas, Inc. (Class A Stock)	900	14,544
Phillips 66	18,700	1,529,660
Repsol SA (Spain)	1,682	18,518
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,577	148,964
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,979	90,686
Santos Ltd. (Australia)	2,637	7,024
Scorpio Tankers, Inc. (Monaco)	5,000	40,100
Showa Shell Sekiyu KK (Japan)	300	2,448
Statoil ASA (Norway)	1,819	25,369
TonenGeneral Sekiyu KK (Japan)	500	4,221
Total SA (France)	3,543	158,839
Valero Energy Corp.(a)	25,000	1,767,750
Western Refining, Inc.	3,800	135,356
Woodside Petroleum Ltd. (Australia)	1,209	25,188

		14,232,468

Paper & Forest Products — 0.2%
Boise Cascade Co.*	4,600	117,438
International Paper Co.	14,800	557,960
Mondi PLC (South Africa)	599	11,741
Oji Holdings Corp. (Japan)	1,500	6,029
P.H. Glatfelter Co.	1,500	27,660
Schweitzer-Mauduit International, Inc.	2,800	117,572
Stora Enso OYJ (Finland) (Class R Stock)	851	7,695
UPM-Kymmene OYJ (Finland)	846	15,706

		861,801

Personal Products — 0.1%
Beiersdorf AG (Germany)	172	15,633

Kao Corp. (Japan)	850	43,680
L’Oreal SA (France)	411	69,133
Shiseido Co. Ltd. (Japan)	600	12,449
Unilever NV — CVA (United Kingdom)	2,656	115,760
Unilever PLC (United Kingdom)	2,092	89,731
USANA Health Sciences, Inc.*	110	14,053

		360,439

Pharmaceuticals — 3.2%
Amphastar Pharmaceuticals, Inc.*	1,000	14,230
Astellas Pharma, Inc. (Japan)	3,500	49,825
AstraZeneca PLC (United Kingdom)	2,060	139,148
Bayer AG (Germany)	1,348	168,353
Bristol-Myers Squibb Co.	20,100	1,382,679
Catalent, Inc.*	5,300	132,659
Chugai Pharmaceutical Co. Ltd. (Japan)	400	13,943
Daiichi Sankyo Co. Ltd. (Japan)	1,000	20,640
Eisai Co. Ltd. (Japan)	500	33,075
Galenica AG (Switzerland)	7	10,952
GlaxoSmithKline PLC (United Kingdom)	7,934	160,235
Heska Corp.*	300	11,604
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	4,198
Jazz Pharmaceuticals PLC*	3,800	534,128
Johnson & Johnson	33,500	3,441,120
Kyowa Hakko Kirin Co. Ltd. (Japan)	400	6,294
Mallinckrodt PLC*	4,700	350,761
Merck & Co., Inc.	45,789	2,418,575
Merck KGaA (Germany)	211	20,429
Mitsubishi Tanabe Pharma Corp. (Japan)	400	6,892
Novartis AG (Switzerland)	3,710	319,132
Novo Nordisk A/S (Class B Stock) (Denmark)	3,194	184,927
Ono Pharmaceutical Co. Ltd. (Japan)	100	17,831
Orion OYJ (Finland) (Class B Stock)	177	6,124
Otsuka Holdings Co. Ltd. (Japan)	600	21,317
Pfizer, Inc.	95,619	3,086,581
Phibro Animal Health Corp. (Class A Stock)	3,000	90,390
Prestige Brands Holdings, Inc.*	2,700	138,996
Roche Holding AG (Switzerland)	1,145	317,289
Sanofi (France)	1,925	164,053
Santen Pharmaceutical Co. Ltd. (Japan)	650	10,701
SciClone Pharmaceuticals, Inc.*	3,300	30,360
Shionogi & Co. Ltd. (Japan)	500	22,615
Shire PLC (Ireland)	965	66,207
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	6,800	117,572
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	3,534
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	2,119
Takeda Pharmaceutical Co. Ltd. (Japan)	1,300	64,817
Taro Pharmaceutical Industries Ltd.*	12	1,855
Teva Pharmaceutical Industries Ltd. (Israel)	1,409	91,925
UCB SA (Belgium)	206	18,594

		13,696,679

Professional Services — 0.3%
Adecco SA (Switzerland)	282	19,301
Bureau Veritas SA (France)	428	8,531
Capita PLC (United Kingdom)	1,083	19,269
Experian PLC (Ireland)	1,563	27,625
ICF International, Inc.*	300	10,668
Intertek Group PLC (United Kingdom)	259	10,595
Kforce, Inc.	400	10,112

Mistras Group, Inc.*	400	7,636
On Assignment, Inc.*	2,000	89,900
Randstad Holding NV (Netherlands)	221	13,762
Resources Connection, Inc.	1,600	26,144
Robert Half International, Inc.	22,700	1,070,078
Seek Ltd. (Australia)	503	5,598
SGS SA (Switzerland)	9	17,105

		1,336,324

Real Estate Investment Trusts (REITs) — 2.1%
AG Mortgage Investment Trust, Inc.	900	11,556
American Assets Trust, Inc.	3,500	134,225
Annaly Capital Management, Inc.	115,100	1,079,638
Apollo Residential Mortgage, Inc.	3,100	37,045
Ares Commercial Real Estate Corp.	5,100	58,344
Ascendas Real Estate Investment Trust (Singapore)	3,200	5,129
Ashford Hospitality Prime, Inc.	829	12,020
Ashford Hospitality Trust, Inc.	13,200	83,292
British Land Co. PLC (The) (United Kingdom)	1,587	18,363
CapitaCommercial Trust (Singapore)	3,000	2,846
CapitaMall Trust (Singapore)	4,700	6,377
CBL & Associates Properties, Inc.	55,800	690,246
Chatham Lodging Trust	5,000	102,400
Chimera Investment Corp.	10,700	145,948
Cousins Properties, Inc.	7,900	74,497
Dexus Property Group (Australia)	1,583	8,586
DiamondRock Hospitality Co.	8,200	79,130
EPR Properties	200	11,690
Fonciere Des Regions (France)	53	4,740
Franklin Street Properties Corp.	11,400	117,990
Gecina SA (France)	53	6,443
GEO Group, Inc. (The)	4,800	138,768
Gladstone Commercial Corp.	1,000	14,590
Goodman Group (Australia)	3,062	13,875
GPT Group (Australia)	2,772	9,600
Gramercy Property Trust	5,600	43,232
Hammerson PLC (United Kingdom)	1,375	12,156
Hospitality Properties Trust	30,800	805,420
ICADE (France)	57	3,826
InfraREIT, Inc.	1,600	29,600
Inland Real Estate Corp.	5,000	53,100
Intu Properties PLC (United Kingdom)	1,688	7,886
Invesco Mortgage Capital, Inc.	8,800	109,032
Investors Real Estate Trust	4,900	34,055
Japan Prime Realty Investment Corp. (Japan)	1	3,415
Japan Real Estate Investment Corp. (Japan)	3	14,558
Japan Retail Fund Investment Corp. (Japan)	4	7,696
Klepierre (France)	349	15,513
Ladder Capital Corp.	2,700	33,534
Land Securities Group PLC (United Kingdom)	1,330	23,056
Lexington Realty Trust	14,800	118,400
Link REIT (The) (Hong Kong)	3,500	20,867
Mirvac Group (Australia)	5,744	8,223
Nippon Building Fund, Inc. (Japan)	2	9,557
Nippon Prologis REIT, Inc. (Japan)	3	5,427
Prologis, Inc.	33,800	1,450,696
RAIT Financial Trust	3,200	8,640
Redwood Trust, Inc.	3,500	46,200
Resource Capital Corp.	2,350	29,986
RLJ Lodging Trust	6,200	134,106
Rouse Properties, Inc.(a)	1,100	16,016
Ryman Hospitality Properties, Inc.	2,600	134,264

Sabra Health Care REIT, Inc.	2,200	44,506
Scentre Group (Australia)	8,930	27,086
Segro PLC (United Kingdom)	1,186	7,506
Simon Property Group, Inc.	9,000	1,749,960
Starwood Property Trust, Inc.	12,300	252,888
Stockland (Australia)	3,827	11,360
Summit Hotel Properties, Inc.	8,700	103,965
Sunstone Hotel Investors, Inc.	9,681	120,916
Suntec Real Estate Investment Trust (Singapore)	4,000	4,356
Unibail-Rodamco SE (France)	161	40,883
United Urban Investment Corp. (Japan)	5	6,788
Vicinity Centres (Australia)	5,290	10,732
Westfield Corp. (Australia)	3,333	22,931
WP Carey, Inc.	4,000	236,000
Xenia Hotels & Resorts, Inc.	7,600	116,508

		8,802,184

Real Estate Management & Development — 0.5%
Aeon Mall Co. Ltd. (Japan)	220	3,773
Azrieli Group (Israel)	56	2,086
CapitaLand Ltd. (Singapore)	4,300	10,107
CBRE Group, Inc. (Class A Stock)*	23,400	809,172
Cheung Kong Property Holdings Ltd. (Hong Kong)	4,357	28,185
City Developments Ltd. (Singapore)	600	3,228
Daito Trust Construction Co. Ltd. (Japan)	100	11,551
Daiwa House Industry Co. Ltd. (Japan)	1,000	28,746
Deutsche Annington Immobilien SE (Germany)	784	24,220
Deutsche Wohnen AG (Germany)	550	15,209
Global Logistic Properties Ltd. (Singapore)	5,800	8,759
Hang Lung Properties Ltd. (Hong Kong)	3,500	7,930
Henderson Land Development Co. Ltd. (Hong Kong)	1,776	10,834
Hongkong Land Holdings Ltd. (Hong Kong)	1,000	7,000
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,086
Jones Lang LaSalle, Inc.	5,200	831,272
Kerry Properties Ltd. (Hong Kong)	1,000	2,721
Lend Lease Group (Australia)	899	9,275
Marcus & Millichap, Inc.*	2,600	75,764
Mitsubishi Estate Co. Ltd. (Japan)	2,000	41,587
Mitsui Fudosan Co. Ltd. (Japan)	1,500	37,647
New World Development Co. Ltd. (Hong Kong)	8,200	8,052
Nomura Real Estate Holdings, Inc. (Japan)	200	3,710
NTT Urban Development Corp. (Japan)	200	1,922
RMR Group, Inc. (The) (Class A Stock)*	511	7,364
Sino Land Co. Ltd. (Hong Kong)	5,300	7,721
Sumitomo Realty & Development Co. Ltd. (Japan)	590	16,840
Sun Hung Kai Properties Ltd. (Hong Kong)	2,800	33,655
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	11,170
Swire Properties Ltd. (Hong Kong)	1,600	4,601
Swiss Prime Site AG (Switzerland)	121	9,450
Tokyo Tatemono Co. Ltd. (Japan)	150	1,633
Tokyu Fudosan Holdings Corp. (Japan)	1,000	6,268
UOL Group Ltd. (Singapore)	735	3,221
Wharf Holdings Ltd. (The) (Hong Kong)	2,100	11,578
Wheelock & Co. Ltd. (Hong Kong)	1,400	5,875

		2,106,212

Road & Rail — 0.1%
ArcBest Corp.	2,100	44,919
Asciano Ltd. (Australia)	997	6,339
Aurizon Holdings Ltd. (Australia)	3,679	11,679

Central Japan Railway Co. (Japan)	235	41,720
ComfortDelGro Corp. Ltd. (Singapore)	3,600	7,709
DSV A/S (Denmark)	303	11,927
East Japan Railway Co. (Japan)	500	47,083
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	13,000
Keikyu Corp. (Japan)	800	6,611
Keio Corp. (Japan)	1,100	9,499
Keisei Electric Railway Co. Ltd. (Japan)	500	6,379
Kintetsu Corp. (Japan)	3,100	12,604
MTR Corp. Ltd. (Hong Kong)	2,500	12,344
Nagoya Railroad Co. Ltd. (Japan)	1,000	4,162
Nippon Express Co. Ltd. (Japan)	1,600	7,519
Odakyu Electric Railway Co. Ltd. (Japan)	1,100	11,843
Tobu Railway Co. Ltd. (Japan)	1,900	9,372
Tokyu Corp. (Japan)	1,900	15,015
Union Pacific Corp.	2,600	203,320
West Japan Railway Co. (Japan)	300	20,737

		503,781

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Energy Industries, Inc.*	4,600	129,858
Amkor Technology, Inc.*	13,600	82,688
ARM Holdings PLC (United Kingdom)	2,290	34,904
ASM Pacific Technology Ltd. (Hong Kong)	400	3,123
ASML Holding NV (Netherlands)	565	50,201
Cabot Microelectronics Corp.*	400	17,512
Cascade Microtech, Inc.*	800	13,000
Cirrus Logic, Inc.*	4,200	124,026
First Solar, Inc.*	3,600	237,564
Infineon Technologies AG (Germany)	1,841	26,840
Integrated Device Technology, Inc.*	7,300	192,355
Intel Corp.	92,100	3,172,845
NVE Corp.	400	22,472
NXP Semiconductors NV (Netherlands)*	223	18,788
Rohm Co. Ltd. (Japan)	200	10,130
STMicroelectronics NV (Switzerland)	1,013	6,782
Tessera Technologies, Inc.	4,000	120,040
Texas Instruments, Inc.	31,300	1,715,553
Tokyo Electron Ltd. (Japan)	250	15,146

		5,993,827

Software — 2.9%
A10 Networks, Inc.*	2,700	17,712
ACI Worldwide, Inc.*	1,400	29,960
Aspen Technology, Inc.*	4,200	158,592
Check Point Software Technologies Ltd. (Israel)*(a)	107	8,708
Citrix Systems, Inc.*	10,500	794,325
Dassault Systemes SA (France)	202	16,146
Gemalto NV (Netherlands)	123	7,380
GungHo Online Entertainment, Inc. (Japan)	200	543
Intuit, Inc.	7,600	733,400
Konami Corp. (Japan)	200	4,761
Manhattan Associates, Inc.*	3,000	198,510
Microsoft Corp.	119,213	6,613,937
Mobileye NV*(a)	128	5,412
Nexon Co. Ltd. (Japan)	200	3,254
NICE Systems Ltd. (Israel)	92	5,286
Nintendo Co. Ltd. (Japan)	150	20,627
Nuance Communications, Inc.*	16,400	326,196
Oracle Corp.	63,500	2,319,655
Oracle Corp. Japan (Japan)	100	4,656
Pegasystems, Inc.	4,100	112,750

Progress Software Corp.*	1,600	38,400
Sage Group PLC (The) (United Kingdom)	1,706	15,158
SAP SE (Germany)	1,602	127,125
Synopsys, Inc.*	3,900	177,879
Trend Micro, Inc. (Japan)	200	8,115
Tyler Technologies, Inc.*	1,270	221,386
Verint Systems, Inc.*	3,400	137,904
Xura, Inc.*	2,600	63,908

		12,171,685

Specialty Retail — 1.4%
American Eagle Outfitters, Inc.	4,600	71,300
AutoNation, Inc.*	6,100	363,926
Best Buy Co., Inc.	25,100	764,295
Cato Corp. (The) (Class A Stock)	1,800	66,276
Dixons Carphone PLC (United Kingdom)	1,720	12,658
Dufry AG (Switzerland)*	74	8,805
Express, Inc.*	7,500	129,600
Fast Retailing Co. Ltd. (Japan)	100	34,981
Gap, Inc. (The)	18,100	447,070
GNC Holdings, Inc. (Class A Stock)	7,100	220,242
Group 1 Automotive, Inc.(a)	900	68,130
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,548	55,063
Home Depot, Inc. (The)	10,900	1,441,525
Inditex SA (Spain)	1,778	61,082
Kingfisher PLC (United Kingdom)	3,901	18,894
Lowe’s Cos., Inc.	13,900	1,056,956
Nitori Holdings Co. Ltd. (Japan)	100	8,398
Sanrio Co. Ltd. (Japan)	150	3,524
Select Comfort Corp.*	1,700	36,397
Shoe Carnival, Inc.	1,600	37,120
Sports Direct International PLC (United Kingdom)*	431	3,663
Staples, Inc.	120,000	1,136,400
Tilly’s, Inc. (Class A Stock)*	3,600	23,868
USS Co. Ltd. (Japan)	400	6,010
Yamada Denki Co. Ltd. (Japan)	1,360	5,875

		6,082,058

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	71,000	7,473,460
Brother Industries Ltd. (Japan)	400	4,595
Canon, Inc. (Japan)	1,750	52,938
EMC Corp.	3,000	77,040
FUJIFILM Holdings Corp. (Japan)	800	33,386
Hewlett Packard Enterprise Co.	62,000	942,400
HP, Inc.	62,000	734,080
Konica Minolta, Inc. (Japan)	800	8,012
NEC Corp. (Japan)	4,500	14,258
Ricoh Co. Ltd. (Japan)	1,200	12,356
Seiko Epson Corp. (Japan)	500	7,700

		9,360,225

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG (Germany)	341	33,097
Asics Corp. (Japan)	300	6,224
Burberry Group PLC (United Kingdom)	725	12,756
Christian Dior SA (France)	93	15,797
Cie Financiere Richemont SA (Switzerland)	851	60,909
Culp, Inc.	1,200	30,564
Hermes International (France)	45	15,211

HUGO BOSS AG (Germany)	106	8,746
Kering (France)	128	21,885
Li & Fung Ltd. (Hong Kong)	9,000	6,087
Luxottica Group SpA (Italy)	276	17,986
LVMH Moet Hennessy Louis Vuitton SE (France)	456	71,624
Michael Kors Holdings Ltd.*	18,900	757,134
NIKE, Inc. (Class B Stock)	32,400	2,025,000
Oxford Industries, Inc.	1,600	102,112
Pandora A/S (Denmark)	179	22,569
Swatch Group AG (The) (Switzerland) (Bearer Shares)	50	17,363
Swatch Group AG (The) (Switzerland) (Registered Shares)	79	5,335
Unifi, Inc.*	1,600	45,040
Wolverine World Wide, Inc.	5,800	96,918
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,000	3,388

		3,375,745

Thrifts & Mortgage Finance — 0.1%
Beneficial Bancorp, Inc.*	9,400	125,208
Brookline Bancorp, Inc.	1,200	13,800
EverBank Financial Corp.	2,000	31,960
First Defiance Financial Corp.	300	11,334
Flagstar Bancorp, Inc.*	5,100	117,861
OceanFirst Financial Corp.	1,300	26,039
Walker & Dunlop, Inc.*	3,800	109,478

		435,680

Tobacco — 0.7%
Altria Group, Inc.	45,600	2,654,376
British American Tobacco (United Kingdom)	3,039	168,769
Imperial Tobacco Group PLC (United Kingdom)	1,560	82,396
Japan Tobacco, Inc. (Japan)	1,793	65,828
Swedish Match AB (Sweden)	314	11,096

		2,982,465

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Netherlands)*	140	6,042
Ashtead Group PLC (United Kingdom)	866	14,253
Brenntag AG (Germany)	245	12,766
Bunzl PLC (United Kingdom)	546	15,149
CAI International, Inc.*	2,000	20,160
ITOCHU Corp. (Japan)	2,600	30,754
Marubeni Corp. (Japan)	2,900	14,909
Mitsubishi Corp. (Japan)	2,200	36,593
Mitsui & Co. Ltd. (Japan)	2,800	33,270
Noble Group Ltd. (Hong Kong)	6,681	1,867
Rexel SA (France)	492	6,551
Sumitomo Corp. (Japan)	1,900	19,371
Toyota Tsusho Corp. (Japan)	300	7,018
Travis Perkins PLC (United Kingdom)	431	12,504
Wolseley PLC (Switzerland)	423	22,974

		254,181

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	816	12,762
Aena SA (Spain), RegS, 144A*	117	13,398
Aeroports de Paris (France)	46	5,353
Atlantia SpA (Italy)	673	17,807
Auckland International Airport Ltd. (New Zealand)	1,775	6,963
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	4,910
Groupe Eurotunnel SE (France)	750	9,331
Hutchison Port Holdings Trust (Singapore)	8,800	4,664
Kamigumi Co. Ltd. (Japan)	400	3,444

Mitsubishi Logistics Corp. (Japan)	200	2,635
Sydney Airport (Australia)	1,745	8,031
Transurban Group (Australia)	3,307	25,067

		114,365

Water Utilities
Connecticut Water Service, Inc.	700	26,607
Middlesex Water Co.	800	21,232
Severn Trent PLC (United Kingdom)	377	12,051
United Utilities Group PLC (United Kingdom)	1,112	15,312

		75,202

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	2,852	74,067
Millicom International Cellular SA, (Luxembourg), SDR	98	5,623
NTT DOCOMO, Inc. (Japan)	2,331	47,812
Shenandoah Telecommunications Co.	1,400	60,270
SoftBank Corp. (Japan)	1,600	80,753
StarHub Ltd. (Singapore)	1,000	2,602
Tele2 AB (Sweden) (Class B Stock)	493	4,950
Vodafone Group PLC (United Kingdom)	43,280	140,348

		416,425

TOTAL COMMON STOCKS (cost $210,411,722)		254,182,037

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $466,601)	8,700	511,125

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	89	7,446
Porsche Automobil Holding SE (Germany)	250	13,455
Volkswagen AG (Germany)	303	43,747

		64,648

Banks
Citigroup Capital XIII, 6.692% (Capital security, fixed to floating preferred)(b)	3,000	77,970

Chemicals
FUCHS PETROLUB SE (Germany)	116	5,462

Household Products
Henkel AG & Co. KGaA (Germany)	290	32,365

TOTAL PREFERRED STOCKS (cost $150,904)		180,445

	Units
RIGHTS*
Real Estate Investment Trusts (REITs)
Ascendias Real Estate Investment (expiring 01/13/16)	120	5
Unione di Banche Italiane SpA (expiring 06/15/16)	1,374	—

TOTAL RIGHTS (cost $0)		5

	Interest Rate		Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.5%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	52	85,272
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	110	127,312
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/07)(c)(d)	6.000%		11/27/17	150	161,031
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	245	243,891
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	220	234,851
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	50	58,836

					911,193

Airlines — 0.1%
Continental Airlines, Inc., Pass-thru Certs., Ser. 2001-1, Class A1	6.703%		06/15/21	16	16,977
Continental Airlines, Inc., Pass-thru Certs., Ser. 2009-2, Class A	7.250%		11/10/19	94	105,563
Continental Airlines, Inc., Pass-thru Certs., Ser. 2012-2, Class A	4.000%		10/29/24	103	105,730
Delta Air Lines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	6.821%		08/10/22	64	73,627
Delta Air Lines, Inc., Pass-thru Certs., Ser. 2011-1, Class A	5.300%		04/15/19	141	149,163
United Airlines, Inc., Pass-through Trust, Pass-thru Certs., Ser. 2014-1, Class A	4.000%		04/11/26	87	89,290

					540,350

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	265	267,122
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	155	158,512
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	135	142,632

					568,266

Auto Parts & Equipment
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	55	55,060

Banks — 2.6%
Bank of America Corp., Jr. Sub. Notes, Ser. K	8.000	%(b)	12/29/49	380	386,650
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	255	287,562
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	265	306,954
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	3.750%		07/12/16	95	96,191
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	130	134,415
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	620	640,367
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	25	27,314
Bank of America Corp., Sub. Notes	5.750%		08/15/16	355	363,702
Citigroup, Inc., Jr. Sub. Notes(a)	5.950	%(b)	12/31/49	280	279,125
Citigroup, Inc., Jr. Sub. Notes(a)	6.125	%(b)	12/31/49	150	153,000
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	200	286,855
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	540	545,404
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	315	317,119
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/31/49	265	263,344
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	270	298,517
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	5	5,355
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	400	397,681
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	10	10,387
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	275	321,457
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%		08/02/18	195	195,225
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	2.250%		06/24/21	670	676,800
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	200	200,100
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1	7.900	%(b)	04/29/49	300	305,400

JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	150	168,670
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	105	103,196
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	205	204,961
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	195	218,646
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/31/49	125	122,031
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	45	46,092
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	145	179,300
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	460	477,502
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	285	314,526
Morgan Stanley, Sr. Unsec’d. Notes, Series G, GMTN	5.500%		07/28/21	60	67,222
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	150	152,925
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	260	258,306
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	150	157,061
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	65	74,294
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	465	465,388
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20	185	181,789
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	250	277,370
State Street Corp., Jr. Sub. Notes	5.250	%(b)	12/31/49	190	190,238
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	250	250,892
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.950%		04/02/20	290	285,386
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	130	129,251
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	345	358,307

					11,182,277

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%		01/17/43	300	270,163

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	335	340,104
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	30	34,179

					374,283

Building Materials — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $120,000; purchased 10/27/14)(c)(d)	5.375%		11/15/24	120	119,700
Griffon Corp., Gtd. Notes	5.250%		03/01/22	65	61,994
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	90	90,052

					271,746

Chemicals — 0.2%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18	135	137,700
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	90	78,275
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	10	9,039
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	67	96,287
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	35	28,978
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	55	55,587
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	170	162,944
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	100	118,932

					687,742

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(c)(d)	6.375%		10/15/17	296	317,864

ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(c)(d)	7.000%	10/15/37	20	24,374

				342,238

Computers — 0.2%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A(a)	2.450%	10/05/17	470	469,601
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	90	89,950
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	90	89,325

				648,876

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(a)	3.750%	05/15/19	150	149,813
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%	10/02/17	90	96,923
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%	02/01/18	220	242,679
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	500	495,830
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	172	194,849
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	170	231,722
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	100	112,762
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.500%	01/20/43	65	60,102
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%	02/06/12	345	25,444
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%	05/02/18	100	7,500
Navient LLC, Sr. Unsec’d. Notes, MTN(a)	8.450%	06/15/18	90	94,725
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	100	100,402

				1,812,751

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	35	35,914
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	143,290
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.125%	04/01/36	120	139,937
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	120	158,047
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	68,282
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	159,643
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	2.750%	03/15/18	180	180,819
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	50	50,352
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	73,155
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	34,671
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	106,712
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	40	40,655
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	70	76,736
NSTAR LLC, Sr. Unsec’d. Notes	4.500%	11/15/19	90	96,037
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	35,701
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	61,548
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	151,139
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	105,492
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	36	37,737

				1,755,867

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $210,000; purchased 06/19/14)(c)(d)	5.250%	06/27/29	210	101,325

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	150	148,500

Environmental Control
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	125	127,500

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	100	102,452

Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	150	151,985

					254,437

Food Service
Aramark Services, Inc., Gtd. Notes, 144A(a)	5.125%		01/15/24	40	40,750

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(c)(d)	5.400%		11/01/20	40	44,122
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	30	31,462
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39	175	199,466

					275,050

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	10	9,564

Healthcare Products — 0.4%
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	3.734%		12/15/24	140	141,193
Mallinckrodt International Finance SA, Gtd. Notes	3.500%		04/15/18	175	166,250
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	440	443,595
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	185	187,006
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	605	603,878

					1,541,922

Healthcare Services — 0.3%
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	50	57,507
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	140	159,414
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	175	176,750
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	55	56,100
HCA, Inc., Sr. Sec’d. Notes	4.750%		05/01/23	200	198,000
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	100	100,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	20	19,629
LifePoint Hospitals, Inc., Gtd. Notes	6.625%		10/01/20	125	129,104
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	95	124,249
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	60	62,287
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	60	63,826
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	80	101,981
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	45	42,494
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	30	28,547

					1,320,638

Home Builders
D.R. Horton, Inc., Gtd. Notes(a)	3.625%		02/15/18	150	151,875

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	300	317,714

Insurance — 0.7%
ACE INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	105	104,678
ACE INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	15	15,242
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	87,171
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	20	20,321
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	125	115,595
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	160	176,691
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375	%(b)	04/15/37	210	201,669
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	98,980
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	180	207,844

Lincoln National Corp., Jr. Sub. Notes	6.050	%(b)	04/20/67	40	31,200
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	129,331
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	130	163,057
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	70	84,071
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	24,949
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	135	156,030
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	15	18,443
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	50	51,145
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	110	141,122
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(b)	10/16/44	295	308,275
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	60	72,090
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	105	117,235
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	140	203,372
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	15	14,620
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	110	109,725
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	240	296,731
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	50	54,994
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	90	100,045

					3,104,626

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	200	214,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	130	128,487
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	500	547,040
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	60	59,747

					949,274

Machinery-Construction & Mining
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.500%		03/15/16	50	50,443

Machinery-Diversified — 0.1%
Case New Holland, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	125	132,188
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	160	170,071

					302,259

Media — 0.5%
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	125	157,516
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	125	131,563
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%		05/01/25	120	119,400
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	130	130,213
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	110	111,136
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	35	34,483
Comcast Corp., Gtd. Notes	6.450%		03/15/37	35	43,560
Comcast Corp., Gtd. Notes	6.950%		08/15/37	65	84,817
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	200	186,467
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16	150	150,469
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	100	129,744
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	310	324,299
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	160	175,163
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	25	27,454
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	30	33,317
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	10	12,374
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	55	44,175

Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	60	53,879
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	150	150,000

					2,100,029

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	140	125,833
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	%(b)	10/19/75	175	171,281
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	110	103,294
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	20	15,322
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	95	88,805

					504,535

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	160	163,200
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%		10/09/42	15	14,652
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	25	25,728
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	200	197,500
SPX Flow, Inc., Gtd. Notes	6.875%		09/01/17	225	239,063

					640,143

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	300	314,587
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	50	48,193
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	25	27,309
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20	70	74,919
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%		12/15/25	120	116,705
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	200	205,132
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	120	109,867
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%		03/15/25	240	240,109
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	140	115,046
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	100	19,000
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%		05/11/25	385	375,750
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%		03/15/45	65	54,202

					1,700,819

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	345	340,439

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes(a)	4.000%		11/15/23	250	238,437
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23	150	146,625
Rock-Tenn Co., Gtd. Notes	4.900%		03/01/22	95	100,756

					485,818

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	235	230,205
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	145	143,105
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	115	114,413
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	265	257,542
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	75	83,629
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%		09/15/37	110	139,106
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	50	49,968
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	210	219,023

Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	20	17,460

				1,254,451

Pipelines — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	35	25,449
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	100	76,911
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	185	149,782
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	156,323

				408,465

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	11	12,518

Real Estate Investment Trusts (REITs)
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	7.750%	08/15/19	115	127,808
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	30	30,394
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	30,931

				189,133

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	85	87,762
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.125%	07/20/45	105	110,610
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	35	37,593
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	110	110,192
Limited Brands, Inc., Gtd. Notes	6.625%	04/01/21	125	138,437
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	60	74,526
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	45	44,311
Mcdonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	320	319,737
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	170	171,700
Target Corp., Sr. Unsec’d. Notes(a)	3.500%	07/01/24	60	62,260

				1,157,128

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	200	200,706
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	270	273,517
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	145	144,248

				618,471

Telecommunications — 0.5%
AT&T Corp., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	235	215,292
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	320	307,549
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	45	41,619
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	130	119,027
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	33	32,595
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	50	72,958
Embarq Corp., Sr. Unsec’d. Notes (original cost $84,771; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	75	76,170
Embarq Corp., Sr. Unsec’d. Notes (original cost $59,996; purchased 05/12/06)(c)(d)	7.995%	06/01/36	60	61,800
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%	11/15/19	40	43,691
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	220	196,745
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	472	409,791
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	65	61,537
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	523	478,854

				2,117,628

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%		01/15/16	119	119,126

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%		03/15/43	100	95,082
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%		08/01/28	135	165,405
CSX Corp., Sr. Unsec’d. Notes	6.150%		05/01/37	170	197,859
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%		02/15/23	97	93,683
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%		05/17/25	20	22,868

					574,897

TOTAL CORPORATE BONDS (cost $39,852,575)					40,340,289

ASSET-BACKED SECURITIES — 4.6%
Collateralized Loan Obligations — 2.3%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.497	%(b)	04/20/25	250	246,643
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.823	%(b)	04/28/26	300	297,063
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.861	%(b)	10/15/26	250	247,527
Atrium X (Cayman Islands), Series 2015-10A, Class A, 144A	1.437	%(b)	07/16/25	250	243,682
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.845	%(b)	04/18/27	250	247,453
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.917	%(b)	10/20/26	250	247,572
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	1.824	%(b)	07/18/27	250	247,696
Blue Hill CLO Ltd. (Cayman Islands), Series 2013- 1A, Class A, 144A	1.801	%(b)	01/15/26	250	247,558
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.465	%(b)	04/17/25	250	246,489
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.867	%(b)	04/20/26	350	346,656
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.771	%(b)	07/15/26	250	244,964
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.787	%(b)	01/20/26	300	296,968
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.791	%(b)	10/15/26	250	247,448
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.461	%(b)	04/15/24	300	296,549
ING Investment Management Co. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.115	%(b)	01/18/26	300	295,013
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.782	%(b)	07/20/27	350	345,118
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	1.596	%(b)	10/23/25	750	738,089
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.801	%(b)	04/15/26	850	843,551
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.741	%(b)	07/25/26	600	594,159
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.659	%(b)	08/13/25	300	296,809
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.470	%(b)	07/22/25	250	246,897

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.794	%(b)	07/20/27	250	249,372
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.795	%(b)	07/17/26	300	297,419
Shackleton CLO VI (Cayman Islands), Series 2014-6A, Class A1, 144A	1.795	%(b)	07/17/26	250	247,836
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.371	%(b)	04/15/25	300	294,635
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.014	%(b)	08/17/22	250	245,851
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.017	%(b)	10/20/23	250	249,619
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.817	%(b)	07/20/27	500	494,027
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.441	%(b)	07/15/25	300	295,598
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.947	%(b)	04/20/26	250	247,584
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.817	%(b)	04/20/26	350	346,498

					10,032,343

Non-Residential Mortgage-Backed Securities — 1.8%
AmeriCredit Automobile Receivables, Series 2015-4, Class A2B	1.026	%(b)	04/08/19	500	500,050
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	800	790,012
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	500	493,722
Chase Issuance Trust, Series 2007-C1, Class C1	0.791	%(b)	04/15/19	800	796,656
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	499,179
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	302,420
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.902	%(b)	01/20/20	300	298,532
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $200,000; purchased 05/13/15)(c)(d)	0.831	%(b)	05/15/20	200	199,221
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	700	693,925
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	493,733
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	500	494,140
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.031	%(b)	12/17/18	300	299,893
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.081	%(b)	12/17/18	400	400,000
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	294	291,793
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	459	451,036
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	400	397,146
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	200	198,410

					7,599,868

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.072	%(b)	03/25/33	40	38,168

Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.172	%(b)	03/25/34	323	308,297
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3(b)	3.914%		07/25/35	58	55,527
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1(b)	4.891%		07/25/34	62	58,650
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A	2.240	%(b)	11/02/20	171	168,412
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.244	%(b)	05/01/20	541	531,743
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.244	%(b)	08/01/20	287	281,842
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.472	%(b)	12/27/33	271	261,687
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.322	%(b)	07/25/32	58	55,571
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.697	%(b)	09/25/32	77	76,112
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(b)	03/25/34	22	19,559
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.187	%(b)	02/25/34	140	129,624

					1,985,192

TOTAL ASSET-BACKED SECURITIES (cost $19,662,515)					19,617,403

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	250	210,469
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.650	%(b)	02/25/35	44	43,414
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.658	%(b)	03/25/35	52	47,862
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.702	%(b)	02/25/37	131	127,459
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	38	38,912
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(l)	2.372	%(b)	11/25/24	431	433,522
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(l)	1.922	%(b)	02/25/25	94	93,942
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(l)	1.572	%(b)	05/25/25	721	719,095
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(l)	1.322	%(b)	10/25/27	940	937,851
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1(l)	1.572	%(b)	12/25/27	382	381,755
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(l)	1.772	%(b)	04/25/28	246	245,984
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.726	%(b)	07/25/35	75	74,765
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	4	4,374
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	44	44,770
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.586	%(b)	02/25/34	77	76,908
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	21	20,776

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,550,127)					3,501,858

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	103	103,286
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.568	%(b)	04/10/49	874	899,205
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.710	%(b)	12/10/49	100	103,337
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	98,807
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420	429,757
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	200	192,819
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	600	599,956
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200	197,391
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	608,401
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	400	406,387
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400	408,756
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	304,710
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	700	704,322
COMM Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	700	705,463
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	800	784,444
Fannie Mae-ACES, Series 2014-M2, Class A2	3.513	%(b)	12/25/23	375	394,562
Fannie Mae-ACES, Series 2015-M10, Class A2	3.092	%(b)	04/25/27	800	812,035
Fannie Mae-ACES, Series 2015-M17, Class A2	3.038	%(b)	11/25/25	500	496,625
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	500	513,270
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	992,003
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.454	%(b)	05/25/22	2,880	215,118
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.493	%(b)	06/25/22	871	65,910
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	0.893	%(b)	10/25/22	1,472	69,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	800	832,059
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(b)	04/25/23	300	310,279
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	400	420,212
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.582	%(b)	08/25/16	850	4,236
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.771	%(b)	05/25/19	2,373	118,007
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.700	%(b)	07/25/19	2,425	119,825
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	300	302,405
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	400	393,592
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A2	3.070%		12/15/46	700	714,585
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	30	30,315
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	260	263,836
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	195,520
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	500	493,935

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	200	193,763
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.882	%(b)	06/12/46	195	195,442
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,000	1,026,277
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	186	187,186
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	200	196,893
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	600	599,575
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4	3.372%		10/15/48	700	695,521
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.779	%(b)	10/15/42	99	99,252
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	22	21,621
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	148	148,031
PNC Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	2.025	%(b)	09/15/30	97	1,240
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	196,852
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	500	494,419
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	197,401
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	983	1,015,221
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	800	802,056

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,733,850)					20,375,974

FOREIGN AGENCIES — 0.3%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	200	197,000
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	100	110,383
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%		05/20/16	195	192,075
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	120	121,044
RSHB Capital SA For OJSC Russian Agricultural Bank (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	200	203,204
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	250	249,104
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	200	196,750
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	200	202,051

TOTAL FOREIGN AGENCIES (cost $1,480,072)					1,471,611

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263%		04/01/49	220	295,951
State of California, GO, Tax. Var. Purp., BABs	7.500%		04/01/34	15	21,002

State of California, GO, BABs	7.300%	10/01/39	210	293,425

				610,378

Illinois
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395%	01/01/40	160	200,304

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs	7.414%	01/01/40	165	234,524

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Secd. Sub., Ser. C-2, BABs	5.767%	08/01/36	190	229,383

Ohio
Ohio State University Gen., BABs	4.910%	06/01/40	65	72,896
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%	12/01/34	45	50,414

				123,310

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834%	11/15/34	70	87,947

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511%	12/01/45	80	93,111

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731%	07/01/43	160	203,219

TOTAL MUNICIPAL BONDS (cost $1,401,357)				1,782,176

SOVEREIGN BONDS — 0.4%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	225	214,313
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	90	93,780
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21	200	207,164
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	200	216,788
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%	03/15/22	100	100,600
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%	01/30/20	100	108,500
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23	160	158,400
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44	50	58,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	30	32,229
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	190	211,404
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	118	107,498

TOTAL SOVEREIGN BONDS (cost $1,521,523)				1,509,176

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
Federal Home Loan Bank	1.830%		07/29/20	280	279,430
Federal Home Loan Bank	4.000%		02/01/41	618	655,316
Federal Home Loan Bank	5.500%		07/15/36	135	175,363
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	790	800,975
Federal Home Loan Mortgage Corp.	2.598	%(b)	12/01/35	51	54,084
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	411	424,298
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,500	1,544,077
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	399	419,269
Federal Home Loan Mortgage Corp.	4.000%		TBA	1,000	1,056,387
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 11/01/39	676	715,588
Federal Home Loan Mortgage Corp.	4.500%		TBA	500	538,625
Federal Home Loan Mortgage Corp.	4.500%		10/01/39	399	430,051
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 10/01/35	341	368,629
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 10/01/37	313	348,248
Federal Home Loan Mortgage Corp.	6.000%		01/01/34	83	93,727
Federal Home Loan Mortgage Corp.	7.000%		10/01/31 - 05/01/32	48	54,131
Federal National Mortgage Assoc.(f)	1.500%		11/30/20	865	849,633
Federal National Mortgage Assoc.(f)	1.500%		06/22/20	510	503,649
Federal National Mortgage Assoc.(a)	1.625%		01/21/20	145	144,453
Federal National Mortgage Assoc.	1.875%		02/19/19	30	30,403
Federal National Mortgage Assoc.	2.151	%(b)	07/01/37	212	223,393
Federal National Mortgage Assoc.	2.500%		TBA	1,500	1,511,858
Federal National Mortgage Assoc.(a)	2.625%		09/06/24	290	293,062
Federal National Mortgage Assoc.	3.000%		TBA	3,250	3,243,555
Federal National Mortgage Assoc.	3.000%		TBA	1,000	1,030,143
Federal National Mortgage Assoc.	3.000%		12/01/42 - 07/01/43	1,299	1,301,507
Federal National Mortgage Assoc.	3.500%		TBA	1,000	1,031,723
Federal National Mortgage Assoc.	3.500%		06/01/39	240	248,267
Federal National Mortgage Assoc.(g)	3.500%		05/01/42	2,343	2,422,861
Federal National Mortgage Assoc.	4.000%		TBA	4,500	4,761,774
Federal National Mortgage Assoc.	4.500%		TBA	1,750	1,889,781
Federal National Mortgage Assoc.	4.500%		07/01/19 - 08/01/40	824	889,657
Federal National Mortgage Assoc.	5.000%		TBA	2,000	2,201,359
Federal National Mortgage Assoc.	5.000%		10/01/18 - 02/01/36	222	242,620
Federal National Mortgage Assoc.	5.500%		12/01/16 - 07/01/34	511	574,601
Federal National Mortgage Assoc.	6.000%		09/01/17 - 08/01/38	951	1,079,178
Federal National Mortgage Assoc.	6.500%		07/01/17 - 10/01/37	636	734,636
Federal National Mortgage Assoc.	7.000%		06/01/32	26	30,593
Federal National Mortgage Assoc.	7.500%		09/01/30	2	2,183
Federal National Mortgage Assoc.	8.000%		12/01/23	3	3,618
Federal National Mortgage Assoc.	8.500%		02/01/28	5	5,486
Financing Corp., FICO Strip Principal	1.282	%(h)	10/06/17	383	375,341
Financing Corp., FICO Strip Principal, Series D-P	1.583	%(h)	09/26/19	100	92,715
Government National Mortgage Assoc.	3.000%		TBA	500	506,777
Government National Mortgage Assoc.	3.000%		03/15/45 - 08/20/45	985	999,369
Government National Mortgage Assoc.	3.500%		TBA	4,500	4,691,075
Government National Mortgage Assoc.	4.000%		TBA	1,000	1,061,953
Government National Mortgage Assoc.	4.500%		06/20/41	653	711,291

Government National Mortgage Assoc.	5.000%		10/20/37	51	54,863
Government National Mortgage Assoc.	5.500%		07/15/33 - 02/15/36	695	777,508
Government National Mortgage Assoc.	6.500%		09/15/23 - 08/15/32	196	225,139
Government National Mortgage Assoc.	7.000%		06/15/24 - 05/15/31	38	44,091
Government National Mortgage Assoc.	7.500%		04/15/29 - 05/15/31	5	5,688
Government National Mortgage Assoc.	8.000%		08/15/22 - 06/15/25	49	55,293
Hashemite Kingdom of Jordan Government USAID Bond, Gov’t. Gtd. Notes	2.578%		06/30/22	575	581,236
Hashemite Kingdom of Jordan Government USAID Bond, Gov’t. Gtd. Notes(a)	3.000%		06/30/25	315	323,874
Residual Funding Corp. Strip Principal, Bonds	1.825	%(h)	10/15/19	195	181,551
Residual Funding Corp. Strip Principal, Bonds	1.903	%(h)	10/15/20	35	31,671
Residual Funding Corp. Strip Principal, Sr. Unsec’d. Notes	2.066	%(h)	07/15/20	669	611,082

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,773,053)					44,538,708

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds	2.500%		02/15/45	590	529,364
U.S. Treasury Bonds	2.750%		11/15/42	1,720	1,639,980
U.S. Treasury Bonds	2.875%		05/15/43 - 08/15/45	1,080	1,050,082
U.S. Treasury Bonds	3.000%		05/15/45	4,485	4,464,504
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	3,920	3,870,359
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/45	197	171,765
U.S. Treasury Notes	1.750%		12/31/20	460	459,497
U.S. Treasury Notes	1.000%		09/15/17 - 12/15/17	190	189,850
U.S. Treasury Notes	1.250%		12/15/18	700	698,524
U.S. Treasury Notes	1.500%		12/31/18 - 05/31/19	115	115,413
U.S. Treasury Notes	1.625%		04/30/19 - 11/30/20	4,115	4,120,019
U.S. Treasury Notes	1.750%		02/28/22 - 03/31/22	1,775	1,748,431
U.S. Treasury Notes	2.000%		11/30/22	1,435	1,427,152
U.S. Treasury Notes	2.125%		09/30/21 - 12/31/21	1,465	1,479,670
U.S. Treasury Notes	3.125%		05/15/19	600	632,977
U.S. Treasury Strip Coupon	2.972	%(h)	02/15/37	725	382,942
U.S. Treasury Strip Coupon	2.404	%(h)	08/15/21	735	655,370
U.S. Treasury Strip Coupon	2.502	%(h)	11/15/30	640	420,907
U.S. Treasury Strip Coupon	2.752	%(h)	08/15/30	605	401,669
U.S. Treasury Strip Principal	2.351	%(h)	05/15/43	360	153,442
U.S. Treasury Strip Principal	3.505	%(h)	05/15/44	975	401,416

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,180,433)					25,013,333

TOTAL LONG-TERM INVESTMENTS (cost $368,184,732)					413,024,140

				Shares
SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MUTUAL FUNDS — 11.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $21,702,624)(i)				2,240,248	20,767,094
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,366,913; includes $11,255,401 of cash collateral for securities on loan)(i)(j)				27,366,913	27,366,913

TOTAL AFFILIATED MUTUAL FUNDS (cost $49,069,537)					48,134,007

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16			Barclays Capital Group	24,400	—
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16			Barclays Capital Group	24,400	—
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	24,400	11
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16			Barclays Capital Group	12,200	—
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16			Barclays Capital Group	12,200	10
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16			Barclays Capital Group	12,200	180
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			Citigroup Global Markets	5,445	—
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			Citigroup Global Markets	5,445	9,660

TOTAL OPTIONS PURCHASED (cost $60,308)					9,861

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $389,859)(g)	0.214	%(k)	03/03/16	390	389,931

TOTAL SHORT-TERM INVESTMENTS (cost $49,519,704)					48,533,799

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.2% (cost $417,704,436)(m)					461,557,939

			Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 02/19/16			Barclays Capital Group	36,600	—
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 03/14/16			Barclays Capital Group	36,600	—

Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	36,600	(62)
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citigroup Global Markets	10,890	—

TOTAL OPTIONS WRITTEN (premiums received $29,888)			(62)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.2% (cost $417,674,548)			461,557,877
Liabilities in excess of other assets(n) — (8.2)%			(35,051,412)

NET ASSETS — 100.0%			$426,506,465

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
ASX	Australian Securities Exchange
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
MTN	Medium Term Note
OTC	Over-the-counter
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
SDR	Swedish Depositary Receipt
STOXX	Stock Index of the Eurozone
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
USAID	United States Agency for International Development
MXN	Mexican Peso

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,925,589; cash collateral of $11,255,401 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,179,129. The aggregate value of $1,105,607 is approximately 0.3% of net assets.
(e)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Rate reflects yield to maturity at purchase date.
(l)	Represents a Connecticut Avenue Security issued by Fannie Mae or a Structured Agency Credit Risk Security issued by Freddie Mac.
(m)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$420,168,622

Appreciation	53,429,668
Depreciation	(12,040,351)

Net Unrealized Appreciation	$41,389,317

The book basis may differ from tax basis due to certain tax-related adjustments.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
129	10 Year U.S. Treasury Notes	Mar. 2016	$16,234,210	$16,241,906	$7,696
117	2 Year U.S. Treasury Notes	Mar. 2016	25,449,522	25,416,422	(33,100)
37	5 Year U.S. Treasury Notes	Mar. 2016	4,376,819	4,377,851	1,032
46	90 Day Euro Dollar	Mar. 2016	11,429,967	11,415,475	(14,492)
7	Euro STOXX 50	Mar. 2016	245,979	249,671	3,692
2	FTSE 100 Index	Mar. 2016	175,892	182,743	6,851
2	MSCI EAFE Index Mini	Mar. 2016	167,605	169,820	2,215
22	S&P 500 E-Mini	Mar. 2016	2,201,023	2,238,940	37,917
1	TOPIX Index	Mar. 2016	130,897	128,749	(2,148)
1	U.S. Ultra Bonds	Mar. 2016	156,563	158,688	2,125

					11,788

	Short Positions:
46	90 Day Euro Dollar	Sep. 2016	11,392,933	11,377,525	15,408
50	U.S. Long Bonds	Mar. 2016	7,755,456	7,687,500	67,956

					83,364

					$95,152

(1)	A U.S. Treasury Obligation with a market value of $389,931 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $439,541 has been segregated with JPMorgan Chase to cover requirements for open future contracts at December 31, 2015.

Interest rate swap agreements outstanding at December 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC swap agreements:
382	05/17/18	0.989%	3 Month LIBOR(1)	$2,026	$—	$2,026	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
1,885	12/24/17	1.384%	3 Month LIBOR(1)	$492	$(8,202)	$(8,694)
1,650	09/04/20	1.585%	3 Month LIBOR(1)	157	6,911	6,754
8,495	01/08/21	1.683%	3 Month LIBOR(2)	196	(21,365)	(21,561)
7,120	05/31/22	2.200%	3 Month LIBOR(1)	(6,247)	(141,230)	(134,983)
1,250	05/31/22	2.217%	3 Month LIBOR(1)	157	(26,085)	(26,242)
795	08/31/22	1.745%	3 Month LIBOR(1)	154	7,939	7,785
960	11/30/22	1.982%	3 Month LIBOR(1)	155	311	156
MXN 11,100	08/19/24	6.010%	28 Day Mexican Interbank Rate(2)	(2,065)	(10,917)	(8,852)
700	09/08/24	2.569%	3 Month LIBOR(1)	156	(25,416)	(25,572)
930	09/04/25	2.214%	3 Month LIBOR(1)	157	(4,569)	(4,726)
870	11/12/25	2.263%	3 Month LIBOR(1)	156	(7,157)	(7,313)
8,960	01/08/26	2.210%	3 Month LIBOR(1)	223	(17,739)	(17,962)
2,545	02/15/36	2.502%	3 Month LIBOR(2)	1,498	(23,713)	(25,211)
1,905	01/08/46	2.659%	3 Month LIBOR(2)	184	15,205	15,021

				$(4,627)	$(256,027)	$(251,400)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at December 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)# (2)	Value at Trade Date	Value at December 31, 2015(3)	Unrealized Appreciation
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	6,000	$(109,852)	$(37,738)	$72,114

U.S. Government Agency Obligations with a combined market value of $717,881 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at December 31, 2015.

The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$234,571,450	$19,610,587	$—
Exchange Traded Fund	511,125	—	—
Preferred Stocks	77,970	102,475	—
Rights	—	5	—
Corporate Bonds	—	40,340,289	—
Asset-Backed Securities
Collateralized Loan Obligations	—	10,032,343	—
Non-Residential Mortgage-Backed Securities	—	7,599,868	—
Residential Mortgage-Backed Securities	—	1,285,037	700,155
Collateralized Mortgage Obligations	—	3,501,858	—
Commercial Mortgage-Backed Securities	—	20,375,974	—
Foreign Agencies	—	1,471,611	—
Municipal Bonds	—	1,782,176	—
Sovereign Bonds	—	1,509,176	—
U.S. Government Agency Obligations	—	44,538,708	—
U.S. Treasury Obligations	—	25,403,264	—
Affiliated Mutual Funds	48,134,007	—	—
Options Purchased	—	9,861	—
Options Written	—	(62)	—
Other Financial Instruments*
Futures Contracts	95,152	—	—
OTC interest rate swap	—	2,026	—
Centrally cleared interest rate swaps	—	(251,400)	—
Centrally cleared credit default swap	—	72,114	—

Total	$283,389,704	$177,385,910	$700,155

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of December 31, 2015 categorized by risk exposure:

Derivative Fair Value at 12/31/15
Credit Contracts	$72,114
Equity Contracts	48,532
Interest Rate Contracts	(192,950)

Total	$(72,304)

Prudential Conservative Allocation Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	612,459	$5,744,869
Prudential Global Real Estate Fund (Class Q)	299,692	7,096,713
Prudential Government Income Fund (Class Z)	1,074,792	10,199,777
Prudential High Yield Fund (Class Q)	571,605	2,886,604
Prudential QMA International Equity Fund (Class Z)	1,343,140	8,515,510
Prudential Jennison 20/20 Focus Fund (Class Q)	89,097	1,426,441
Prudential Jennison Equity Opportunity Fund (Class Q)	153,051	2,848,282
Prudential Jennison Growth Fund (Class Z)*	112,163	3,537,605
Prudential Jennison International Opportunities Fund (Class Q)*	432,278	5,675,808
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	59,154	2,137,827
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	5,554	162,845
Prudential Jennison Small Company Fund, Inc. (Class Q)	158,241	3,505,046
Prudential Jennison Value Fund (Class Q)	242,095	4,248,766
Prudential QMA Large-Cap Core Equity Fund (Class Z)	310,589	4,699,213
Prudential QMA Long-Short Equity Fund (Class Z)*	386,465	4,297,486
Prudential QMA Mid-Cap Value Fund (Class Q)	195,204	3,539,046
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,942,811	37,535,563
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	66,550	734,711
Prudential QMA Small-Cap Value Fund (Class Q)	82,913	1,362,267
Prudential QMA Strategic Value Fund (Class Z)	529,729	6,383,232
Prudential Total Return Bond Fund (Class Q)	1,779,990	24,902,059

TOTAL LONG-TERM INVESTMENTS (cost $132,093,026)		141,439,670

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,330,666)	1,330,666	1,330,666

TOTAL INVESTMENTS(a) — 100.0% (cost $133,423,692)(b)		142,770,336
Liabilities in excess of other assets		(66,474)

NET ASSETS — 100.0%		$142,703,862

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$134,705,854

Appreciation	10,864,296
Depreciation	(2,799,814)

Net Unrealized Appreciation	$8,064,482

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$141,439,670	$—	$—
Affiliated Money Market Mutual Fund	1,330,666	—	—

Total	$142,770,336	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	48,764	$457,405
Prudential Global Real Estate Fund (Class Q)	195,893	4,638,749
Prudential High Yield Fund (Class Q)	93,693	473,151
Prudential QMA International Equity Fund (Class Z)	2,108,407	13,367,297
Prudential Jennison 20/20 Focus Fund (Class Q)	173,388	2,775,948
Prudential Jennison Equity Opportunity Fund (Class Q)	346,746	6,452,935
Prudential Jennison Growth Fund (Class Z)*	131,530	4,148,446
Prudential Jennison International Opportunities Fund (Class Q)*	667,649	8,766,226
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	70,298	2,540,565
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,497	102,539
Prudential Jennison Small Company Fund, Inc. (Class Q)	216,703	4,799,976
Prudential Jennison Value Fund (Class Q)	394,253	6,919,133
Prudential QMA Large-Cap Core Equity Fund (Class Z)	718,248	10,867,100
Prudential QMA Long-Short Equity Fund (Class Z)*	418,028	4,648,469
Prudential QMA Mid-Cap Value Fund (Class Q)	215,570	3,908,279
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	29,506	280,901
Prudential QMA Small-Cap Value Fund (Class Q)	95,769	1,573,477
Prudential QMA Strategic Value Fund (Class Z)	766,813	9,240,092
Prudential Total Return Bond Fund (Class Q)	379,892	5,314,695

TOTAL LONG-TERM INVESTMENTS (cost $78,614,556)		91,275,383

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $779,975)	779,975	779,975

TOTAL INVESTMENTS(a) — 100.0% (cost $79,394,531)(b)		92,055,358
Other assets in excess of liabilities		10,671

NET ASSETS — 100.0%		$92,066,029

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$81,439,899

Appreciation	11,742,809
Depreciation	(1,127,350)

Net Unrealized Appreciation	$10,615,459

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$91,275,383	$—	$—
Affiliated Money Market Mutual Fund	779,975	—	—

Total	$92,055,358	$—	$—

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	60,715	$8,778,782

Auto Components — 1.1%
Lear Corp.	40,459	4,969,579

Banks — 8.8%
Bank of America Corp.	433,488	7,295,603
Citigroup, Inc.	153,782	7,958,219
JPMorgan Chase & Co.	135,910	8,974,137
PNC Financial Services Group, Inc. (The)	74,213	7,073,241
Wells Fargo & Co.	163,038	8,862,746

		40,163,946

Biotechnology — 1.8%
AbbVie, Inc.	134,655	7,976,962

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	37,890	6,828,915

Chemicals — 1.0%
Monsanto Co.	44,273	4,361,776

Commercial Services & Supplies — 1.8%
ADT Corp. (The)(a)	254,585	8,396,213

Communications Equipment — 3.9%
Brocade Communications Systems, Inc.	410,640	3,769,675
Juniper Networks, Inc.	166,448	4,593,965
Polycom, Inc.*	442,093	5,565,951
Viavi Solutions, Inc.*	604,396	3,680,771

		17,610,362

Consumer Finance — 2.2%
Capital One Financial Corp.	69,217	4,996,083
Synchrony Financial*	165,989	5,047,726

		10,043,809

Diversified Financial Services — 1.5%
Voya Financial, Inc.	185,283	6,838,795

Diversified Telecommunication Services — 1.2%
Frontier Communications Corp.	1,126,003	5,258,434

Electric Utilities — 1.9%
FirstEnergy Corp.	270,887	8,595,244

Electrical Equipment — 1.0%
Eaton Corp. PLC	91,396	4,756,248

Electronic Equipment, Instruments & Components — 0.8%
Benchmark Electronics, Inc.*	176,385	3,645,878

Energy Equipment & Services — 2.6%
Patterson-UTI Energy, Inc.(a)	414,931	6,257,159
Schlumberger Ltd.	82,580	5,759,955

		12,017,114

Food & Staples Retailing — 0.5%
United Natural Foods, Inc.*	62,145	2,446,027

Food Products — 4.0%
ConAgra Foods, Inc.	187,096	7,887,967
Diamond Foods, Inc.*	79,114	3,049,845
Mondelez International, Inc. (Class A Stock)	164,707	7,385,462

		18,323,274

Health Care Providers & Services — 2.2%
Express Scripts Holding Co.*	113,247	9,898,920

Health Care Technology — 1.3%
Veeva Systems, Inc. (Class A Stock)*(a)	211,689	6,107,228

Hotels, Restaurants & Leisure — 8.8%
Carnival Corp.	149,585	8,149,391
Hyatt Hotels Corp. (Class A Stock)*(a)	146,828	6,903,852
MGM Resorts International*	300,211	6,820,794
Pinnacle Entertainment, Inc.*	132,116	4,111,450
SeaWorld Entertainment, Inc.	223,961	4,409,792
Starwood Hotels & Resorts Worldwide, Inc.	51,224	3,548,799
Wendy’s Co. (The)	551,590	5,940,624

		39,884,702

Household Durables — 1.7%
CalAtlantic Group, Inc.(a)	206,411	7,827,105

Independent Power & Renewable Electricity Producers — 0.8%
Calpine Corp.*	260,393	3,767,887

Industrial Conglomerates — 1.3%
General Electric Co.	192,746	6,004,038

Insurance — 1.8%
MetLife, Inc.	170,051	8,198,159

Internet Software & Services — 2.9%
Alphabet, Inc. (Class C Stock)	14,805	11,235,218
Match Group, Inc.*(a)	149,031	2,019,370

		13,254,588

Media — 7.5%
Comcast Corp. (Class A Stock)	145,619	8,217,280
Live Nation Entertainment, Inc.*	316,567	7,778,051
Twenty-First Century Fox, Inc. (Class A Stock)	140,123	3,805,741
Viacom, Inc. (Class B Stock)	186,975	7,695,891
Vivendi SA (France)	315,894	6,784,507

		34,281,470

Metals & Mining — 0.4%
Constellium NV (Netherlands) (Class A Stock)*	225,944	1,739,769

Multiline Retail — 1.7%
Target Corp.	109,262	7,933,514

Multi-Utilities — 1.0%
PG&E Corp.	85,019	4,522,161

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	43,886	2,131,982
Cobalt International Energy, Inc.*	186,138	1,005,145
Laredo Petroleum, Inc.*	227,369	1,816,678
Noble Energy, Inc.	203,922	6,715,151
Plains GP Holdings LP (Class A Stock)	227,284	2,147,834
Rice Energy, Inc.*	135,935	1,481,692

		15,298,482

Paper & Forest Products — 1.0%
Louisiana-Pacific Corp.*(a)	260,706	4,695,315

Pharmaceuticals — 9.6%
Allergan PLC*	9,467	2,958,437
Bristol-Myers Squibb Co.	152,307	10,477,199
Merck & Co., Inc.	124,932	6,598,908
Mylan NV*(a)	152,166	8,227,616
Pfizer, Inc.	267,082	8,621,407
Shire PLC (Ireland), ADR	34,602	7,093,410

		43,976,977

Road & Rail — 1.3%
Hertz Global Holdings, Inc.*	413,094	5,878,328

Software — 7.5%
Cadence Design Systems, Inc.*	232,263	4,833,393
Fortinet, Inc.*(a)	109,359	3,408,720
Guidewire Software, Inc.*	68,704	4,133,233
Microsoft Corp.	171,687	9,525,195
PTC, Inc.*	197,608	6,843,165
Rovi Corp.*	317,999	5,297,863

		34,041,569

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	57,767	6,080,554
Diebold, Inc.(a)	282,994	8,515,290

		14,595,844

Textiles, Apparel & Luxury Goods — 3.0%
Coach, Inc.	196,244	6,423,066
Lululemon Athletica, Inc.*(a)	138,947	7,290,549

		13,713,615

TOTAL LONG-TERM INVESTMENTS (cost $383,122,259)		446,631,029

SHORT-TERM INVESTMENT — 12.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $58,436,471; includes $56,714,634 of cash collateral for securities on loan)(b)(c)	58,436,471	58,436,471

TOTAL INVESTMENTS — 110.7% (cost $441,558,730)(d)		505,067,500
Liabilities in excess of other assets — (10.7)%		(48,910,076)

NET ASSETS — 100.0%		$456,157,424

The following abbreviations are used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,750,457; cash collateral of $56,714,634 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$442,196,473

Appreciation	84,633,998
Depreciation	(21,762,971)

Net Unrealized Appreciation	$62,871,027

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices fo r similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,778,782	$—	$—
Auto Components	4,969,579	—	—
Banks	40,163,946	—	—
Biotechnology	7,976,962	—	—
Capital Markets	6,828,915	—	—
Chemicals	4,361,776	—	—
Commercial Services & Supplies	8,396,213	—	—
Communications Equipment	17,610,362	—	—
Consumer Finance	10,043,809	—	—
Diversified Financial Services	6,838,795	—	—
Diversified Telecommunication Services	5,258,434	—	—
Electric Utilities	8,595,244	—	—
Electrical Equipment	4,756,248	—	—
Electronic Equipment, Instruments & Components	3,645,878	—	—
Energy Equipment & Services	12,017,114	—	—
Food & Staples Retailing	2,446,027	—	—
Food Products	18,323,274	—	—
Health Care Providers & Services	9,898,920	—	—
Health Care Technology	6,107,228	—	—
Hotels, Restaurants & Leisure	39,884,702	—	—
Household Durables	7,827,105	—	—
Independent Power & Renewable Electricity Producers	3,767,887	—	—
Industrial Conglomerates	6,004,038	—	—
Insurance	8,198,159	—	—
Internet Software & Services	13,254,588	—	—
Media	27,496,963	6,784,507	—
Metals & Mining	1,739,769	—	—
Multiline Retail	7,933,514	—	—
Multi-Utilities	4,522,161	—	—
Oil, Gas & Consumable Fuels	15,298,482	—	—
Paper & Forest Products	4,695,315	—	—
Pharmaceuticals	43,976,977	—	—
Road & Rail	5,878,328	—	—
Software	34,041,569	—	—
Technology Hardware, Storage & Peripherals	14,595,844	—	—
Textiles, Apparel & Luxury Goods	13,713,615	—	—
Affiliated Money Market Mutual Fund	58,436,471	—	—

Total	$498,282,993	$6,784,507	$—

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	447,822	$64,750,583

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	178,156	42,759,222

Banks — 0.9%
Citigroup, Inc.	641,996	33,223,293

Beverages — 1.0%
Monster Beverage Corp.*	237,952	35,445,330

Biotechnology — 7.3%
Alexion Pharmaceuticals, Inc.*(a)	346,592	66,112,424
Biogen Idec, Inc.*	168,856	51,729,036
BioMarin Pharmaceutical, Inc.*	86,555	9,067,502
Celgene Corp.*	621,959	74,485,810
Regeneron Pharmaceuticals, Inc.*	100,637	54,632,808
Vertex Pharmaceuticals, Inc.*(a)	66,327	8,345,926

		264,373,506

Capital Markets — 0.9%
Morgan Stanley	1,021,923	32,507,371

Chemicals — 1.4%
Monsanto Co.	301,281	29,682,204
Sherwin-Williams Co. (The)	73,492	19,078,523

		48,760,727

Communications Equipment — 0.4%
Palo Alto Networks, Inc.*	88,409	15,572,361

Diversified Financial Services — 1.1%
McGraw-Hill Financial, Inc.	399,179	39,351,066

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	231,961	16,179,280

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.(a)	382,121	61,712,541
Kroger Co. (The)	1,413,582	59,130,135

		120,842,676

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,254,920	56,358,457

Hotels, Restaurants & Leisure — 4.7%
Marriott International, Inc. (Class A Stock)(a)	796,440	53,393,338
McDonald’s Corp.	320,632	37,879,464
Starbucks Corp.	1,285,292	77,156,079

		168,428,881

Internet & Catalog Retail — 9.9%
Amazon.com, Inc.*	269,742	182,315,920
JD.com, Inc. (China), ADR*(a)	685,982	22,133,209
Netflix, Inc.*	805,315	92,111,930
Priceline Group, Inc. (The)*(a)	47,346	60,363,783

		356,924,842

Internet Software & Services — 15.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	690,323	56,102,550

Alphabet, Inc. (Class A Stock)*	135,167	105,161,278
Alphabet, Inc. (Class C Stock)	141,533	107,406,563
Facebook, Inc. (Class A Stock)*	1,427,596	149,412,197
LinkedIn Corp. (Class A Stock)*	295,888	66,598,471
Tencent Holdings Ltd. (China)	3,849,868	75,380,362

		560,061,421

IT Services — 7.4%
FleetCor Technologies, Inc.*	268,410	38,363,841
MasterCard, Inc. (Class A Stock)	1,203,608	117,183,275
Visa, Inc. (Class A Stock)(a)	1,416,139	109,821,579

		265,368,695

Life Sciences Tools & Services — 1.4%
Illumina, Inc.*	271,386	52,091,186

Media — 2.9%
Time Warner, Inc.	536,746	34,711,364
Walt Disney Co. (The)	670,131	70,417,365

		105,128,729

Oil, Gas & Consumable Fuels — 0.8%
Concho Resources, Inc.*	302,509	28,090,986

Pharmaceuticals — 6.7%
Allergan PLC*	172,136	53,792,500
Bristol-Myers Squibb Co.	1,136,051	78,148,948
Novo Nordisk A/S (Denmark), ADR	812,846	47,210,096
Shire PLC (Ireland), ADR	307,379	63,012,695

		242,164,239

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	419,432	40,663,932

Semiconductors & Semiconductor Equipment — 1.7%
ARM Holdings PLC (United Kingdom), ADR(a)	708,866	32,069,098
NXP Semiconductors NV (Netherlands)*	363,698	30,641,556

		62,710,654

Software — 9.2%
Adobe Systems, Inc.*(a)	804,700	75,593,518
Atlassian Corp. PLC (Class A Stock)*(a)	49,828	1,498,826
Microsoft Corp.	909,453	50,456,452
Red Hat, Inc.*	666,038	55,154,607
salesforce.com, inc.*	982,884	77,058,106
Splunk, Inc.*	573,623	33,734,769
Workday, Inc. (Class A Stock)*	494,050	39,365,904

		332,862,182

Specialty Retail — 6.2%
Home Depot, Inc. (The)	192,550	25,464,737
Inditex SA (Spain)	1,951,536	67,043,678
O’Reilly Automotive, Inc.*	240,029	60,828,149
Tiffany & Co.	333,889	25,472,392
TJX Cos., Inc. (The)	629,860	44,663,373

		223,472,329

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	1,482,038	155,999,320

Textiles, Apparel & Luxury Goods — 5.2%
Luxottica Group SpA (Italy)	525,536	34,246,796
NIKE, Inc. (Class B Stock)	1,615,798	100,987,375

Under Armour, Inc. (Class A Stock)*(a)	642,226	51,769,838

		187,004,009

TOTAL LONG-TERM INVESTMENTS (cost $2,099,424,506)		3,551,095,277

SHORT-TERM INVESTMENT — 10.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $363,337,224; includes $304,977,490 of cash collateral for securities on loan)(b)(c)	363,337,224	363,337,224

TOTAL INVESTMENTS — 108.5% (cost $2,462,761,730)(d)		3,914,432,501
Liabilities in excess of other assets — (8.5)%		(306,415,208)

NET ASSETS — 100.0%		$3,608,017,293

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $296,476,070; cash collateral of $304,977,490 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,470,583,008

Appreciation	1,479,262,089
Depreciation	(35,412,596)

Net Unrealized Appreciation	$1,443,849,493

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$64,750,583	$—	$—
Automobiles	42,759,222	—	—
Banks	33,223,293	—	—
Beverages	35,445,330	—	—
Biotechnology	264,373,506	—	—
Capital Markets	32,507,371	—	—
Chemicals	48,760,727	—	—
Communications Equipment	15,572,361	—	—
Diversified Financial Services	39,351,066	—	—
Energy Equipment & Services	16,179,280	—	—
Food & Staples Retailing	120,842,676	—	—
Health Care Equipment & Supplies	56,358,457	—	—
Hotels, Restaurants & Leisure	168,428,881	—	—
Internet & Catalog Retail	356,924,842	—	—
Internet Software & Services	484,681,059	75,380,362	—
IT Services	265,368,695	—	—
Life Sciences Tools & Services	52,091,186	—	—
Media	105,128,729	—	—
Oil, Gas & Consumable Fuels	28,090,986	—	—
Pharmaceuticals	242,164,239	—	—
Real Estate Investment Trusts (REITs)	40,663,932	—	—
Semiconductors & Semiconductor Equipment	62,710,654	—	—
Software	332,862,182	—	—
Specialty Retail	156,428,651	67,043,678	—
Technology Hardware, Storage & Peripherals	155,999,320	—	—
Textiles, Apparel & Luxury Goods	152,757,213	34,246,796	—
Affiliated Money Market Mutual Fund	363,337,224	—	—

Total	$3,737,761,665	$176,670,836	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	365,256	$3,426,098
Prudential Global Real Estate Fund (Class Q)	358,305	8,484,656
Prudential Government Income Fund (Class Z)	540,480	5,129,159
Prudential High Yield Fund (Class Q)	339,585	1,714,903
Prudential QMA International Equity Fund (Class Z)	2,397,491	15,200,090
Prudential Jennison 20/20 Focus Fund (Class Q)	211,478	3,385,769
Prudential Jennison Equity Opportunity Fund (Class Q)	362,794	6,751,602
Prudential Jennison Growth Fund (Class Z)*	160,683	5,067,947
Prudential Jennison International Opportunities Fund (Class Q)*	772,955	10,148,893
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	140,905	5,092,293
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	6,258	183,492
Prudential Jennison Small Company Fund, Inc. (Class Q)	303,420	6,720,748
Prudential Jennison Value Fund (Class Q)	626,359	10,992,602
Prudential QMA Large-Cap Core Equity Fund (Class Z)	983,465	14,879,821
Prudential QMA Long-Short Equity Fund (Class Z)*	614,823	6,836,835
Prudential QMA Mid-Cap Value Fund (Class Q)	325,861	5,907,860
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,331,749	22,198,249
Prudential QMA Small-Cap Value Fund (Class Q)	99,407	1,633,256
Prudential QMA Strategic Value Fund (Class Z)	988,293	11,908,935
Prudential Total Return Bond Fund (Class Q)	1,589,239	22,233,454

TOTAL LONG-TERM INVESTMENTS (cost $147,793,882)		167,896,662

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,414,249)	1,414,249	1,414,249

TOTAL INVESTMENTS(a) — 99.9% (cost $149,208,131)(b)		169,310,911
Other assets in excess of liabilities — 0.1%		110,131

NET ASSETS — 100.0%		$169,421,042

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$151,587,805

Appreciation	20,129,711
Depreciation	(2,406,605)

Net Unrealized Appreciation	$17,723,106

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$167,896,662	$—	$—
Affiliated Money Market Mutual Fund	1,414,249	—	—

Total	$169,310,911	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 18, 2016

*	Print the name and title of each signing officer under his or her signature.